UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)(Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 9/30

Date of reporting period: 3/28/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

March 28, 2013 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Letter from the President

March 28, 2013

Arthur D. Ally

Dear Shareholder,

Although the economic uncertainty that has plagued the capital markets over the past several years seems to be continuing, I am pleased to report that the six-month period since our Annual Report of September 30, 2012 has seen the market extend its positive recovery.

Our sub-advisors remain mildly positive on the market but they do look for a more moderate but mixed performance for the remainder of the year. I would like to remind you, however, as respected and knowledgeable as we believe our sub-advisors to be, it is simply their opinion and cannot be considered to be a guarantee of future results.

I would like to mention that, in December, 2012, we added a twelfth fund to our Timothy Plan Family with our Emerging Markets Fund (ten traditional funds and two asset-allocation funds) which provide our shareholders the opportunity to further diversify their investment dollars while staying consistent with their moral convictions.

Please do not consider that statement to be touting any particular fund in our fund family. Asset allocation has always tended to be and should continue to be considered by investors as a prudent approach to investing – particularly in these unsettled times.

Once again, we hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you for being part of the Timothy Plan family.

Sincerely,

ARTHUR D. ALLY,

President

Timothy Plan Fund Performance

[2]

Fund Profile

As of March 28, 2013 - (Unaudited)

Aggressive Growth Fund

Top Ten Holdings
(% of Net Assets)
Semtech Corp.	2.57%
American Campus Communities, Inc.	2.19%
Trimas Corp.	2.02%
Wesco International, Inc.	1.98%
Group 1 Automotive, Inc.	1.94%
Casey’s General Stores, Inc.	1.87%
Old Dominion Freight Line, Inc.	1.78%
CIT Group, Inc.	1.65%
Waters Corp.	1.52%
Hanesbrands, Inc.	1.51%

19.03%

Top Ten Industries
(% of Net Assets)
Retail	13.10%
Healthcare	7.40%
Banks	7.30%
Oil & Natural Gas	7.00%
Electronics	6.90%
Commercial Services	6.00%
Software	5.00%
Semiconductors	4.80%
Apparel	4.70%
Financial/Investment Services	3.90%
Other Assets in Excess of Liabilities	33.90%

100.00%

International Fund

Top Ten Holdings
(% of Net Assets)
Henkel AG & Co. (ADR)	4.49%
Singapore Telecommunications, Ltd. (ADR)	4.26%
Fresenius Medical Care AG & Co. (ADR)	3.55%
Smith & Nephew PLC (ADR)	3.53%
DBS Group Holdings, Ltd. (ADR)	3.04%
ORIX Corp. (ADR)	2.91%
Zurich Insurance Group AG (ADR)	2.69%
ITOCHU Corp. (ADR)	2.64%
Lukoil OAO (ADR)	2.63%
WM Morrison Supermarkets PLC (ADR)	2.45%

32.19%

Top Ten Industries
(% of Net Assets)
Telecommunications	10.10%
Banks	9.60%
Oil & Natural Gas	7.90%
Healthcare	7.10%
Food	7.00%
Insurance	5.60%
Automotive	5.20%
Machinery	4.60%
Chemicals	4.60%
Household Products	4.50%
Other Assets in Excess of Liabilities	33.80%

100.00%

Large/Mid Cap Growth Fund

Top Ten Holdings
(% of Net Assets)
Exxon Mobil Corp.	4.32%
Linear Technology Corp.	2.93%
Amphenol Corp. - Class A	2.74%
ACE, Ltd.	2.68%
Covidien PLC	2.51%
Occidental Petroleum Corp.	2.36%
Danaher Corp.	2.33%
Thermo Fisher Scientific, Inc.	2.26%
American Campus Communities, Inc.	2.25%
Blackrock, Inc.	2.14%

26.52%

Top Ten Industries
(% of Net Assets)
Oil & Natural Gas	10.50%
Electronics	10.10%
Semiconductors	8.90%
Retail	8.40%
Banks	5.40%
Healthcare	5.20%
Diversified Financial Services	5.20%
Insurance	4.10%
Software	3.80%
Commercial Services	3.50%
Other Assets in Excess of Liabilities	34.90%

100.00%

[3]

Fund Profile

As of March 28, 2013 - (Unaudited)

(Continued)

Small Cap Value Fund

Top Ten Holdings
(% of Net Assets)
J2 Global, Inc.	2.29%
Beacon Roofing Supply, Inc.	2.25%
TAL International Group, Inc.	2.23%
KapStone Paper and Packaging Corp.	2.23%
Bonanza Creek Energy, Inc.	2.22%
Moog, Inc. - Class A	2.21%
Trex Co., Inc.	2.20%
Kelly Services, Inc.	2.20%
Omnicell, Inc.	2.20%
Summit Hotel Properties, Inc.	2.19%

22.22%

Top Ten Industries
(% of Net Assets)
Banks	14.60%
REITs	8.70%
Insurance	6.90%
Electric & Equipment	6.40%
Software	5.20%
Computers	4.50%
Oil & Natural Gas	4.40%
Electric Power	4.30%
Building Materials	3.50%
Machinery	3.40%
Other Assets in Excess of Liabilities	38.10%

100.00%

Large/Mid Cap Value Fund

Top Ten Holdings
(% of Net Assets)
Covidien PLC	3.25%
Union Pacific Corp.	2.96%
Advance Auto Parts, Inc.	2.72%
Exxon Mobil Corp.	2.67%
Eaton Vance Corp.	2.66%
Arch Capital Group, Ltd.	2.61%
Invesco, Ltd.	2.56%
Flowserve Corp.	2.55%
Emerson Electric Co.	2.54%
EQT Corp.	2.41%

26.93%

Top Ten Industries
(% of Net Assets)
Oil & Natural Gas	19.40%
Healthcare	10.60%
Insurance	8.70%
Electric Power	8.70%
Diversified Financial Services	7.40%
REITs	6.20%
Retail	4.80%
Machinery	3.40%
Auto	3.00%
Transportation	3.00%
Other Assets in Excess of Liabilities	24.80%

100.00%

Fixed Income Fund

Top Ten Holdings
(% of Net Assets)
U.S. Treasury Note, 3.125%, 5/15/2021	13.23%
GNMA Pool MA0155, 4.00%, 6/20/2042	4.06%
U.S. Treasury Bond, 4.50%, 2/15/2036	3.73%
GMNA Pool MA0220, 3.50%, 7/20/2042	3.67%
Federal Farm Credit Bank, 5.125%, 8/25/2016	3.40%
GNMA Pool 701961, 4.50%, 6/15/2039	3.00%
U.S. Treasury Note, 3.875%, 5/15/2018	2.71%
TIPS, 2.50%, 7/15/2016	2.32%
GNMA Pool 4947, 5.00%, 2/20/2041	2.28%
Federal Farm Credit Bank, 4.875%, 1/17/2017	2.05%

40.45%

Top Ten Industries
(% of Net Assets)
Corporate Bonds	33.40%
Government Notes & Bonds	30.40%
Government Mortgage-Backed Securities	27.60%
TIPS	4.20%
Other Assets in Excess of Liabilities	4.40%

100.00%

[4]

Fund Profile

As of March 28, 2013 - (Unaudited)

(Continued)

High Yield Bond Fund

Top Ten Holdings
(% of Net Assets)
Genesis Energy LP, 7.875%, 12/15/2018	2.02%
USG Corp., 9.75%, 1/15/2018	1.45%
LyondellBasell Industries NV, 5.75%, 4/15/2024	1.44%
Energy Transfer Equity LP, 7.50%, 10/15/2020	1.41%
United Rentals North America, Inc., 9.25%, 12/15/2019	1.40%
NRG Energy, Inc., 7.625%, 1/15/2018	1.39%
Schaeffler Finance BV, 8.50%, 2/15/2019	1.39%
Masco Corp., 5.95%, 3/15/2022	1.38%
Calumet Specialty Product Partners, 9.375%, 5/01/2019	1.37%
Jaguar Land Rover PLC, 8.125%, 5/15/2021	1.37%

14.62%

Top Ten Industries
(% of Net Assets)
Corporate Bonds	95.80%
Other Assets in Excess of Liabilities	4.20%

100.00%

Israel Common Values Fund

Top Ten Holdings
(% of Net Assets)
The Israel Corp., Ltd.	3.41%
Bank Hapoalim BM (ADR)	3.40%
Paz Oil Co., Ltd.	3.34%
Elbit Systems, Ltd.	3.32%
Ormat Industries, Ltd.	3.18%
Isramco Negev 2 LP	3.16%
First International Bank of Israel BM	3.11%
Jerusalem Economy, Ltd.	3.07%
Noble Energy, Inc.	2.86%
Nitsba Holdings, Ltd.	2.86%

31.71%

Top Ten Industries
(% of Net Assets)
Real Estate	15.80%
Oil & Natural Gas	12.80%
Banks	12.30%
Telecommunications	9.30%
Food	7.50%
Software	5.40%
Chemicals	4.70%
Healthcare Products	4.60%
Investment Companies	3.40%
Aerospace/Defense	3.30%
Other Assets in Excess of Liabilities	20.90%

100.00%

Defensive Strategies Fund

Top Ten Holdings
(% of Net Assets)
SPDR Gold Shares	6.58%
TIPS, 1.125%, 1/15/2021	6.16%
TIPS, 1.75%, 1/15/2028	4.81%
PowerShares DB Commodity Index Tracking Fund	3.44%
Exxon Mobil Corp.	3.04%
TIPS, 2.00%, 1/15/2014	2.88%
TIPS, 2.125%, 1/15/2019	2.60%
TIPS, 2.50%, 1/15/2029	2.60%
TIPS, 1.625%, 1/15/2015	2.35%
Potash Corp. Of Saskatchewan, Inc.	2.25%

36.71%

Top Ten Industries
(% of Net Assets)
TIPS	27.10%
REITs	17.90%
Exchange Traded Funds	17.00%
Oil & Gas	11.10%
Chemicals	9.50%
Mining	5.50%
Government Mortgage-Backed Securities	1.90%
Oil & Gas Services	1.80%
Iron/Steel	0.60%
Pipelines	0.50%
Other Assets in Excess of Liabilities	7.10%

100.00%

[5]

Fund Profile

As of March 28, 2013 - (Unaudited)

(Continued)

Strategic Growth Fund

Top Ten Holdings
(% of Net Assets)
Timothy Plan Large/Mid Cap Growth Fund	16.47%
Timothy Plan Defensive Strategies Fund	16.27%
Timothy Plan Large/Mid Cap Value Fund	16.16%
Timothy Plan International Fund	15.15%
Timothy Plan High Yield Bond Fund	12.60%
Timothy Plan Small Cap Value Fund	6.28%
Timothy Plan Emerging Markets Fund	5.82%
Timothy Plan Aggressive Growth Fund	5.74%
Timothy Plan Israel Common Values Fund	5.04%

99.53%

Top Ten Industries
(% of Net Assets)
Mutual Funds	99.50%
Other Assets in Excess of Liabilities	0.50%

100.00%

Conservative Growth Fund

Top Ten Holdings
(% of Net Assets)
Timothy Plan Fixed Income Fund	28.97%
Timothy Plan Defensive Strategies Fund	17.89%
Timothy Plan Large/Mid Cap Value Fund	13.88%
Timothy Plan Large/Mid Cap Growth Fund	11.19%
Timothy Plan High Yield Bond Fund	8.47%
Timothy Plan Small Cap Value Fund	5.29%
Timothy Plan International Fund	5.00%
Timothy Plan Israel Common Values Fund	4.04%
Timothy Plan Emerging Markets Fund	2.96%
Timothy Plan Aggressive Growth Fund	2.25%

99.94%

Top Ten Industries
(% of Net Assets)
Mutual Funds	99.90%
Other Assets in Excess of Liabilities	0.10%

100.00%

Emerging Markets Fund

Top Ten Holdings
(% of Net Assets)
Embraer SA (ADR)	4.25%
Tim Participacoes SA (ADR)	3.78%
Flextronics International, Ltd. *	3.60%
Hyundai Motor Co.	3.54%
Lukoil OAO (ADR)	3.52%
POSCO	3.50%
Petroleo Brasileiro SA	3.34%
First Pacific Co., Ltd.	3.30%
Yingde Gases	2.83%
Telefonica Brasil SA (ADR)	2.75%

34.41%

Top Ten Industries
(% of Net Assets)
Banks	13.70%
Food	8.50%
Oil & Natural Gas	6.90%
Telecommunications	6.50%
Diversified Financial Services	6.30%
Electric	5.20%
Building Materials	4.90%
Iron/Steel	4.40%
Aerospace/Defense	4.20%
Electronics	3.60%
Other Assets in Excess of Liabilities	35.80%

100.00%

[6]

Timothy Plan Family of Funds	Aggressive Growth

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 95.1%		Shares	Fair Value
AEROSPACE/DEFENSE – 1.1%
BE Aerospace, Inc.	*	3,065	$184,789

APPAREL – 4.7%
Carter’s, Inc.	*	3,000	171,810
Hanesbrands, Inc.	*	5,715	260,375
Steven Madden, Ltd.	*	1,575	67,946
Oxford Industries, Inc.		2,550	135,405
VF Corp.		1,100	184,525

			820,061

BANKS – 7.3%
Bryn Mawr Bank Corp.		515	11,989
CIT Group, Inc.	*	6,575	285,881
Cardinal Financial Corp.		4,905	89,173
Cathay General Bancorp		12,075	242,949
First Horizon National Corp.		11,825	126,291
Huntington Bancshares, Inc.		27,110	200,343
TCF Financial Corp.		4,100	61,336
Zions Bancorp		9,595	239,779

			1,257,741

BIOTECHNOLOGY – 1.4%
Aegerion Pharmaceuticals, Inc.	*	1,900	76,646
Alexion Pharmaceuticals, Inc.	*	975	89,836
Incyte Corp, Ltd.	*	3,380	79,126

			245,608

CHEMICALS – 0.5%
Ashland, Inc.		1,100	81,730

COMMERCIAL SERVICES – 6.0%
Cardtronics, Inc.	*	6,880	188,925
Euronet Worldwide, Inc.	*	3,500	92,190
FleetCor Technologies, Inc.	*	3,384	259,451
K12, Inc.	*	1,900	45,809
SEI Investments Co.		3,200	92,320
Team, Inc.	*	1,706	70,065
Verisk Analytics, Inc.	*	1,735	106,928
WNS Holdings, Ltd.	*	12,595	185,650

			1,041,338

COMPUTERS – 3.8%
Fortinet, Inc.	*	3,735	88,445
HIS, Inc.	*	900	94,248
Manhattan Associates, Inc.	*	1,940	144,123
Mentor Graphics Corp.		6,380	115,159
Teradata Corp.	*	3,785	221,460

			663,435

DISTRIBUTION/WHOLESALE – 2.3%
MWI Veterinary Supply, Inc.	*	445	58,856
Wesco International, Inc.	*	4,710	341,993

			400,849

ELECTRICAL – 1.8%
Acuity Brands, Inc.		1,275	88,421
AMETEK, Inc.		2,205	95,609

Common Stocks (Continued)		Shares	Fair Value
ELECTRICAL (continued)
Hubbell, Inc.		1,230	$119,445

			303,475

ELECTRONICS – 6.9%
Amphenol Corp.		3,075	229,549
FEI Co.		4,030	260,137
Mettler-Toledo International, Inc.	*	655	139,659
OSI Systems, Inc.	*	1,925	119,908
Trimble Navigation, Ltd.	*	6,110	183,056
Waters Corp.	*	2,805	263,418

			1,195,727

ENVIRONMENTAL CONTROL – 0.5%
Waste Connections, Inc.		2,610	93,908

FINANCIAL / INVESTMENT SERVICES – 3.9%
Affiliated Managers Group, Inc.	*	640	98,285
Discover Financial Services		2,225	99,769
Evercore Partners, Inc.		2,550	106,080
IntercontinentalExchange, Inc.	*	1,140	185,900
Ocwen Financial Corp.	*	3,520	133,478
Lazard, Ltd.		1,450	49,489

			673,001

HEALTHCARE – 7.4%
Cardiovascular Systems, Inc.	*	2,480	50,790
Cyberonics, Inc.	*	1,945	91,046
Globus Medical, Inc.	*	6,200	91,016
HeartWare International, Inc.		1,380	122,033
Hologic, Inc.	*	3,775	85,315
ICON PLC	*	6,225	201,005
ICU Medical, Inc.	*	1,425	84,004
IPC The Hospitalist Co.	*	1,405	62,494
Luminex Corp.	*	5,400	89,208
Sirona Dental Systems, Inc.	*	1,177	86,780
Syneron Medical, Ltd.	*	6,915	70,671
Thoratec Corp.	*	1,700	63,750
Tornier NV	*	2,820	53,157
Trinity Biotech PLC		4,675	78,914
Volcano Corp.	*	1,925	42,851

			1,273,034

INSURANCE – 3.1%
Brown & Brown, Inc.		3,425	109,737
Radian Group, Inc.		20,525	219,823
Validus Holdings, Ltd.		2,650	99,030
XL Group PLC		3,670	111,201

			539,791

INTERNET – 1.0%
BroadSoft, Inc.	*	2,950	78,085
TIBCO Software, Inc.	*	4,835	97,764
Vocus, Inc.	*	700	9,905

			185,754

INVESTMENT COMPANIES – 0.3%
OFS Capital Corp.		3,625	50,750

LEISURE – 0.6%
Brunswick Corp.		3,185	108,991

MISCELLANEOUS MANUFACTURING – 3.8%
Actuant Corp.		3,825	117,122

[7]	(continued)

Timothy Plan Family of Funds	Aggressive Growth (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks (Continued)		Shares	Fair Value
MISCELLANEOUS MANUFACTURING (continued)
Hexcel Corp.	*	6,325	$183,488
Trimas Corp.	*	10,760	349,377

			649,987

OIL & NATURAL GAS – 7.0%
Approach Resources, Inc.	*	4,500	110,745
Cabot Oil & Gas Corp.		2,115	142,995
Concho Resources, Inc.	*	1,600	155,888
Denbury Resources, Inc.	*	12,975	241,984
Gulfport Energy Corp.	*	3,140	143,906
Kodiak Oil & Gas Corp.	*	14,500	131,805
Oceaneering International, Inc.		1,425	94,634
Rex Energy Corp.	*	6,074	100,100
Thermon Group Holdings, Inc.	*	3,725	82,732

			1,204,789

PHARMACEUTICALS – 1.6%
Akorn, Inc.	*	11,275	155,933
BioMarin Pharmaceutical, Inc.	*	1,075	66,930
ViroPharma, Inc.	*	1,825	45,917

			268,780

REAL ESTATE – 1.0%
HFF, Inc.		8,850	176,381

RETAIL – 13.1%
Bloomin’ Brands, Inc.	*	5,305	94,800
Casey’s General Stores, Inc.		5,555	323,856
Cheesecake Factory, Inc.		2,760	106,564
Del Frisco’s Resaurant Group, Inc.	*	6,270	104,082
Dick’s Sporting Goods, Inc.		2,220	105,006
Dollar General Corp.	*	2,285	115,575
Domino’s Pizza, Inc.		4,980	256,171
Express, Inc.	*	2,875	51,204
Francescas Holdings Corp.	*	3,025	86,697
Group 1 Automotive, Inc.		5,580	335,191
Hibbett Sports, Inc.	*	1,530	86,093
Krispy Kreme Doughnuts, Inc.	*	8,045	116,170
Pier 1 Imports, Inc.		4,250	97,750
Rush Enterprises, Inc.	*	8,850	213,462
Sally Beauty Holdings, Inc.	*	4,340	127,509
Williams-Sonoma, Inc.		850	43,792

			2,263,922

SEMICONDUCTORS – 4.8%
Avago Technologies, Ltd.		2,925	105,066
Cavium, Inc.	*	900	34,929
Linear Technology Corp.		2,000	76,740
Semtech Corp.	*	12,550	444,145

Common Stocks (Continued)		Shares	Fair Value
SEMICONDUCTORS (continued)
Silicon Motion Technology Corp.		3,825	$44,791
Ultratech, Inc.	*	3,310	130,844

			836,515

SOFTWARE – 5.0%
Aspen Technology, Inc.	*	2,640	85,246
Citrix Systems, Inc.	*	1,300	93,808
Fair Isaac Corp.		2,390	109,199
Informatica Corp.	*	3,350	115,474
Interactive Intelligence Group, Inc.	*	1,885	83,600
MedAssets, Inc.	*	5,615	108,089
PTC, Inc.	*	7,845	199,969
QLIK Technologies, Inc.		2,875	74,261

			869,646

TELECOMMUNICATIONS – 3.1%
Aruba Networks, Inc.	*	4,725	116,897
Finisar Corp.	*	3,570	47,088
Ixia	*	6,270	135,683
Juniper Networks, Inc.	*	4,150	76,941
NETGEAR, Inc.	*	1,815	60,821
West Corp.	*	4,850	93,071

			530,501

TRANSPORTATION – 3.1%
Genesse & Wyoming, Inc. – Class A	*	2,385	222,067
Old Dominion Freight Line, Inc.	*	8,040	307,128

			529,195

Total Common Stocks (Cost $14,100,763)			$16,449,698

REITs – 2.2%		Shares	Fair Value
American Campus Communities, Inc. (Cost $387,540)		8,360	$379,042

Money Market Fund – 1.8%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $320,390)	(A)	320,390	$320,390

Total Investments (Cost $14,808,693) – 99.1%	(B)		$17,149,130
Other Assets in Excess of Liabilities – 0.9%			150,771

Net Assets – 100.00%			$17,299,901

[8]	(continued)

Timothy Plan Family of Funds	Aggressive Growth (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,887,802 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,523,727
Unrealized depreciation	(262,399)

Net unrealized appreciation	$2,261,328

The accompanying notes are an integral part of these financial statements.

[9]

Timothy Plan Family of Funds	International

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 97.4%		Shares	Fair Value
AEROSPACE/DEFENSE – 2.2%
BAE Systems PLC (ADR)		32,000	$772,480

AIRLINES – 2.1%
Copa Holdings SA		6,100	729,621

AUTOMOTIVE – 5.2%
Fiat SpA (ADR)	*	51,000	270,810
Magna International, Inc.		11,800	692,660
Valeo SA (ADR)		30,000	814,500

			1,777,970

BANKS – 9.6%
Banco Bilbao Vizcaya Argentaria SA (ADR)		15,000	131,550
Bank of East Asia, Ltd. (ADR)		88,000	351,120
Bank Hapoalim BM (ADR)	*	16,000	360,880
DBS Group Holdings, Ltd. (ADR)		20,139	1,044,408
Sberbank of Russia (ADR)	*	57,000	726,750
Swedbank AB (ADR)		30,100	688,688

			3,303,396

CHEMICALS – 4.6%
Agrium, Inc.		8,300	809,250
Syngenta AG (ADR)		9,000	753,750

			1,563,000

COSMETICS/PERSONAL CARE – 1.2%
Kao Corp. (ADR)		12,700	411,480

DISTRIBUTION / WHOLESALE – 2.6%
ITOCHU Corp. (ADR)		37,000	906,130

ELECTRIC POWER – 1.4%
Power Assets Holdings, Ltd. (ADR)		50,900	484,568

ELECTRICAL – 1.3%
Hitachi, Ltd. (ADR)		8,000	463,200

FINANCIAL / INVESTMENT SERVICES – 2.9%
ORIX Corp. (ADR)		15,700	998,206

ENGINEERING & CONSTRUCTION – 1.3%
Vinci SA (ADR)		40,000	451,200

FOOD – 7.0%
Kerry Group PLC (ADR)		14,000	838,040
Marine Harvest ASA (ADR)	*	16,000	296,960
Seven & I Holdings Co., Ltd. (ADR)		6,500	429,260
WM Morrison Supermarkets PLC (ADR)		40,000	840,800

			2,405,060

HAND / MACHINE TOOLS – 1.4%
Techtronic Industries Co. (ADR)		38,000	464,360

HEALTHCARE – 7.1%
Fresenius Medical Care AG & Co. (ADR)		36,000	1,218,960
Smith & Nephew PLC (ADR)		21,000	1,212,330

			2,431,290

HOME BUILDERS – 1.2%
Sekisui House, Ltd. (ADR)		30,000	405,000

Common Stocks (Continued)		Shares	Fair Value
HOUSEHOLD PRODUCTS – 4.5%
Henkel AG & Co. (ADR)		19,500	$1,541,475

INSURANCE – 5.6%
Aegon NV (ADR)		51,000	306,510
Ageas (ADR)		10,000	339,000
Muenchener Keuckversicherungs AG (ADR)		18,200	341,614
Zurich Insurance Group AG (ADR)		33,000	924,660

			1,911,784

MACHINERY – 4.6%
Assa Abloy AB (ADR)		34,000	691,220
Atlas Copco AB (ADR)		27,000	679,320
CNH Global NV		5,000	206,600

			1,577,140

MINERALS & MINING – 3.4%
Anglo American PLC (ADR)		13,980	179,923
Barrick Gold Corp.		9,000	132,300
BHP Billiton PLC (ADR)		4,500	522,540
Vale SA (ADR)		19,600	323,988

			1,158,751

MISCELLANEOUS MANUFACTURING – 1.5%
FUJIFILM Holdings Corp. (ADR)		16,550	325,042
Vesuvius PLC (ADR)		35,000	187,390

			512,432

OFFICE / BUSINESS EQUIPMENT – 1.3%
Canon, Inc. (ADR)		12,000	440,280

OIL & NATURAL GAS – 7.9%
Afren PLC (ADR)	*	50,000	537,918
Lukoil OAO (ADR)		14,000	903,000
Statoil ASA (ADR)		30,368	747,660
Transocean, Ltd.	*	10,000	519,600

			2,708,178

OIL & GAS SERVICE – 1.3%
Subsea 7 SA (ADR)		19,500	458,445

PACKAGING – 1.3%
Rexam PLC (ADR)		11,180	449,436

PHARMACEUTICAL – 2.0%
Shire PLC (ADR)		7,700	703,472

SOFTWARE – 0.5%
Open Text Corp.	*	3,000	177,090

TELECOMMUNICATIONS – 10.1%
Globe Telecom, Inc. (ADR)		18,000	529,283
Nippon Telegraph & Telephone Corp. (ADR)		16,000	347,840
Philippine Long Distance Telephone Co. (ADR)		9,500	673,930
Singapore Telecommunications, Ltd. (ADR)		50,500	1,462,985
Softbank Corp. (ADR)		19,852	452,626

			3,466,664

[10]	(continued)

Timothy Plan Family of Funds	International (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks (Continued)	Shares	Fair Value
TRANSPORTATION – 2.3%
Canadian Pacific Railway, Ltd.	6,000	$782,820

Total Common Stocks (Cost $27,488,025)		$33,454,928

Money Market Fund – 2.2%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $761,014)	(A)	761,014	$761,014

Total Investments (Cost $28,249,039) – 99.6%	(B)		$34,215,942
Other Assets in Excess of Liabilities – 0.4%			145,165

Net Assets – 100.00%			$34,361,107

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,376,549 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,924,520
Unrealized depreciation	(1,085,127)

Net unrealized appreciation	$5,839,393

Diversification of Assets

Country	% of Net Assets
Belgium	0.99%
Brazil	0.94%
Canada	7.55%
France	3.68%
Germany	9.03%
Hong Kong	3.78%
Ireland	4.49%
Israel	1.05%
Italy	0.79%
Japan	15.07%
Netherlands	1.49%
Norway	3.04%
Panama	2.12%
Philippines	3.50%
Russia	4.74%
Singapore	7.30%
Spain	0.38%
Sweden	5.99%
Switzerland	6.40%
United Kingdom	15.02%
Total	97.35%
Money Market Fund	2.21%
Other Assets in Excess of Liabilities	0.44%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

[11]

Timothy Plan Family of Funds	Large/Mid Cap Growth

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 94.0%		Shares	Fair Value
AEROSPACE/DEFENSE – 3.1%
BE Aerospace, Inc.	*	9,925	$598,378
General Dynamics, Corp.		13,145	926,854

			1,525,232

APPAREL – 2.6%
Carter’s, Inc.	*	10,525	602,767
Hanesbrands, Inc.	*	7,655	348,762
VF Corp.		1,920	322,080

			1,273,609

BANKS – 5.4%
BB&T Corp.		22,585	708,943
CIT Group, Inc.	*	20,850	906,558
Huntington Bancshares, Inc.		85,765	633,803
Zions Bancorp		17,245	430,953

			2,680,257

BIOTECHNOLOGY – 0.6%
Alexion Pharmaceuticals, Inc.	*	3,250	299,455

CHEMICALS – 0.5%
Ashland, Inc.		3,630	269,709

COMMERCIAL SERVICES – 3.5%
FleetCor Technologies, Inc.	*	6,342	486,241
SEI Investments Co.		10,400	300,040
Verisk Analytics, Inc.	*	7,670	472,702
Western Union Co.		33,310	500,982

			1,759,965

COMPUTERS – 2.9%
Fortinet, Inc.	*	26,870	636,282
IHS, Inc.	*	3,000	314,160
Teradata Corp.	*	8,280	484,463

			1,434,905

DISTRIBUTION/WHOLESALE – 1.1%
Wesco International, Inc.	*	7,915	574,708

DIVERSIFIED FINANCIAL SERVICES – 5.2%
Affiliated Managers Group, Inc.	*	2,035	312,515
Blackrock, Inc.		4,155	1,067,336
Discover Financial Services		7,025	315,001
IntercontinentalExchange, Inc.	*	4,590	748,491
Lazard, Ltd.		4,600	156,998

			2,600,341

ELECTRICAL COMPONENTS & EQUIPMENT – 2.2%
AMETEK, Inc.		4,040	175,174
Emerson Electric Co.		8,370	467,632
Hubbell, Inc. – Class B		4,605	447,192

			1,089,998

ELECTRONICS – 10.1%
Amphenol Corp. – Class A		18,330	1,368,335
FEI Co.		2,690	173,640
Jabil Circuit, Inc.		44,700	826,056
Mettler-Toledo International, Inc.	*	2,130	454,159

Common Stocks (Continued)		Shares	Fair Value
ELECTRONICS (continued)
Thermo Fisher Scientific, Inc.		14,770	$1,129,757
Trimble Navigation, Ltd.	*	18,620	557,855
Waters Corp.	*	5,830	547,495

			5,057,297

ENTERTAINMENT – 1.3%
Cinemark Holdings, Inc.		22,245	654,893

ENVIRONMENTAL CONTROL – 0.6%
Waste Connections, Inc.		8,445	303,851

FOOD – 1.3%
JM Smucker and Co.		6,625	656,935

HEALTHCARE – 5.2%
Covidien PLC		18,485	1,254,022
Hologic, Inc.	*	14,330	323,858
ICON PLC	*	9,775	315,635
Sirona Dental Systems, Inc.	*	9,725	717,024

			2,610,539

INSURANCE – 4.1%
ACE, Ltd.		15,020	1,336,329
Brown & Brown, Inc.		10,950	350,838
XL Group PLC		11,715	354,965

			2,042,132

INTERNET – 0.9%
Tibco Software, Inc.	*	21,930	443,425

MACHINERY – 1.2%
Rockwell Automation, Inc.		7,200	621,720

MINING – 1.9%
Freeport-McMoRan Copper & Gold, Inc.		28,030	927,793

MISCELLANEOUS SERVICES – 3.1%
Actuant Corp.		12,450	381,219
Danaher Corp.		18,735	1,164,380

			1,545,599

OIL & NATURAL GAS – 10.5%
Cabot Oil & Gas Corp.		6,835	462,114
Concho Resources, Inc.	*	9,385	914,381
Denbury Resources, Inc.	*	28,750	536,188
Exxon Mobil Corp.		23,930	2,156,332
Occidental Petroleum Corp.		15,020	1,177,117

			5,246,132

OIL & NATURAL GAS SERVICES – 0.6%
Oil States International, Inc.	*	4,575	303,826

PHARMACEUTICALS – 2.2%
Akorn, Inc.	*	18,875	261,041
AmerisourceBergen Corp.		9,190	472,826
BioMarin Pharmaceutical, Inc.	*	5,725	356,439

			1,090,306

RETAIL – 8.4%
Autozone, Inc.	*	2,475	982,006
Dick’s Sporting Goods, Inc.		10,490	496,177

[12]	(continued)

Timothy Plan Family of Funds	Large/Mid Cap Growth (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks (Continued)		Shares	Fair Value
RETAIL (continued)
Dollar General Corp.	*	6,940	$351,025
Domino’s Pizza, Inc.		7,880	405,347
Group 1 Automotive, Inc.		11,125	668,279
Lowe’s Cos. Inc.		16,365	620,561
Sally Beauty Holdings, Inc.	*	14,495	425,863
Williams-Sonoma, Inc.		4,750	244,720

			4,193,978

SEMICONDUCTORS – 8.9%
Avago Technologies, Ltd.		15,250	547,780
Broadcom Corp.		16,295	564,948
Linear Technology Corp.		38,190	1,465,350
Maxim Integrated Products, Inc.		11,095	362,141
NVIDIA Corp.		35,320	452,802
Semtech Corp.	*	20,075	710,454
Xilinx, Inc.		9,055	345,629

			4,449,104

SOFTWARE – 3.8%
Citrix Systems, Inc.	*	8,325	600,732
Informatica Corp.	*	18,605	641,314
PTC, Inc.	*	26,360	671,916

			1,913,962

TELECOMMUNICATIONS – 1.1%
Juniper Networks, Inc.	*	13,525	250,753
West Corp.	*	15,145	290,633

			541,386

Common Stocks (Continued)		Shares	Fair Value
TRANSPORTATION – 1.7%
Genesee & Wyoming, Inc. – Class A	*	3,805	$354,284
Old Dominion Freight Line, Inc.	*	12,540	479,028

			833,312

Total Common Stocks (Cost $40,973,401)			$46,944,369

REIT – 2.3%		Shares	Fair Value
American Campus Communities, Inc. (Cost $1,139,783)		24,800	$1,124,432

Money Market Fund – 3.1%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $1,564,704)	(A)	1,564,704	$1,564,704

Total Investments (Cost $43,677,888) – 99.4%	(B)		$49,633,505
Other Assets in Excess of Liabilities – 0.6%			307,146

Net Assets – 100.00%			$49,940,651

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,936,161 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,261,108
Unrealized depreciation	(563,764)

Net unrealized appreciation	$6,697,344

The accompanying notes are an integral part of these financial statements.

[13]

Timothy Plan Family of Funds	Small Cap Value

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 86.5%		Shares	Fair Value
AEROSPACE EQUIPMENT – 2.2%
Moog, Inc. – Class A	*	29,800	$1,365,734

APPAREL – 2.0%
Wolverine World Wide, Inc.		27,800	1,233,486

BANKS – 14.6%
Bancfirst Corp.		15,523	647,309
BBCN Bancorp, Inc.		94,299	1,231,545
Chemical Financial Corp.		44,503	1,173,989
Columbia Banking System, Inc.		55,108	1,211,274
First Financial Bancorp		63,800	1,023,990
PrivateBancorp, Inc.		62,407	1,180,116
State Bank Financial Corp.		42,154	690,061
SVB Financial Group	*	17,200	1,220,168
Wintrust Financial Corp.		17,500	648,200

			9,026,652

BUILDING MATERIALS – 3.5%
Boise Cascade Co.	*	22,950	778,923
Trex Co., Inc.	*	27,700	1,362,286

			2,141,209

COMMERCIAL SERVICES – 2.2%
Kelly Services, Inc.		72,800	1,359,904

COMPUTERS – 4.5%
CACI International, Inc.	*	23,234	1,344,552
J2 Global, Inc.		36,200	1,419,402

			2,763,954

DISTRIBUTION/WHOLESALE – 2.2%
Beacon Roofing Supply, Inc.	*	36,000	1,391,760

DIVERSIFIED FINANCIAL SERVICES – 0.8%
Artisan Partners Asset Management, Inc.	*	12,700	501,015

ELECTRIC POWER – 4.3%
Allete, Inc.		27,200	1,333,344
NorthWestern Corp.		33,800	1,347,268

			2,680,612

ELECTRIC & EQUIPMENT – 6.4%
EnerSys	*	14,912	679,689
Coherent, Inc.	*	10,945	742,618
Littelfuse, Inc.		21,327	1,210,094
Watts Water Technologies, Inc.		27,700	1,329,323

			3,961,724

ENGINEERING & CONSTRUCTION – 1.2%
Foster Wheeler AG	*	32,200	735,770

FOOD – 1.2%
J & J Snack Food Corp.		9,463	727,610

FOREST PRODUCTS & PAPER – 2.2%
KapStone Paper and Packaging Corp.	*	49,600	1,378,880

HEALTHCARE – 3.2%
Given Imaging, Ltd.	*	41,006	670,448
Orthofix International NV	*	35,980	1,290,603

			1,961,051

Common Stocks (Continued)		Shares	Fair Value
HOLDING COMPANY – 1.9%
National Bank Holdings Corp.		25,800	$472,140
Primoris Services Corp.		30,800	680,988

			1,153,128

HOME BUILDERS – 2.0%
Thor Industries, Inc.		34,100	1,254,539

HOME FURNISHING – 0.1%
DTS, Inc.	*	4,712	78,361

INSURANCE – 6.9%
AMERISAFE, Inc.		38,046	1,352,155
Employers Holdings, Inc.		52,300	1,226,435
Endurance Specialty Holdings, Ltd.		12,300	588,063
Safety Insurance Group, Inc.		22,370	1,099,485

			4,266,138

INTERNET – 0.4%
CyrusOne, Inc.		10,800	246,672

LEISURE – 2.2%
Arctic Cat, Inc.	*	30,900	1,350,330

MACHINERY – 3.4%
Hurco Cos, Inc.	*	23,405	637,318
Hyster-Yale Materials Handling, Inc.		3,376	192,736
Gorman-Rupp Co.		42,876	1,288,424

			2,118,478

MINING – 1.1%
US Silica Holdings, Inc.	*	28,500	672,030

OIL & NATURAL GAS – 4.4%
Bonanza Creek Energy, Inc.	*	35,512	1,373,249
PDC Energy, Inc.	*	13,400	664,238
Rex Energy Corp.	*	43,100	710,288

			2,747,775

OIL & GAS SERVICES – 1.1%
Matrix Service Co.	*	43,802	652,650

PIPELINES – 1.0%
EQT Midsteam Partners LP	*	16,221	629,375

RETAIL – 2.0%
Children’s Place Retail Stores	*	27,500	1,232,550

SOFTWARE – 5.2%
Omnicell, Inc.	*	72,021	1,359,756
Pervasive Software, Inc.	*	63,301	580,470
SYNNEX CORP.	*	35,100	1,298,700

			3,238,926

TRANSPORTATION – 2.1%
Roadrunner Transportation Systems, Inc.	*	56,500	1,299,500

TRUCKING & LEASING – 2.2%
TAL International Group, Inc.		30,496	1,381,774

Total Common Stocks (Cost $43,484,980)			$53,551,587

[14]	(continued)

Timothy Plan Family of Funds	Small Cap Value (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

REITs – 8.7%	Shares	Fair Value
Coresite Realty Corp.	19,605	$685,783
CubeSmart	44,800	707,840
PS Business Parks, Inc.	17,200	1,357,424
Potlatch Corp.	28,300	1,297,838
Summit Hotel Properties, Inc.	129,697	1,357,927

Total REITs (Cost $4,216,339)		$5,406,812

Money Market Fund – 4.1%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $2,520,127)	(A)	2,520,127	$2,520,127

Total Investments (Cost $50,221,446) – 99.3%	(B)		$61,478,526
Other Assets in Excess of Liabilities – 0.7%			445,770

Net Assets – 100.00%			$61,924,296

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,327,308 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,463,571
Unrealized depreciation	(312,353)

Net unrealized appreciation	$11,151,218

The accompanying notes are an integral part of these financial statements.

[15]

Timothy Plan Family of Funds	Large/Mid Cap Value

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 89.7%		Shares	Fair Value
AEROSPACE / DEFENSE – 2.1%
General Dynamics Corp.		37,500	$2,644,125

AUTO – 3.0%
BorgWarner, Inc.	*	30,500	2,358,870
Lear Corp.		25,600	1,404,672

			3,763,542

BANKS – 2.0%
CIT Group, Inc.	*	58,700	2,552,276

BEVERAGES – 2.1%
Dr. Pepper Snapple Group, Inc.		56,900	2,671,455

CHEMICALS – 1.9%
Sherwin-Williams Co.		14,400	2,432,016

COMPUTERS – 2.3%
Western Digital Corp.		58,800	2,956,464

DISTRIBUTION / WHOLESALE – 1.0%
Genuine Parts Co.		17,100	1,333,800

DIVERSIFIED FINANCIAL SERVICES – 7.4%
Eaton Vance Corp.		80,800	3,379,864
Franklin Resources, Inc.		18,100	2,714,580
Invesco, Ltd.		112,600	3,260,896

			9,355,340

ELECTRIC POWER – 8.7%
American Electric Power Co., Inc.		54,100	2,630,883
Dominion Resources, Inc.		44,800	2,606,464
FirstEnergy Corp.		60,600	2,557,320
Emerson Electric Co.		57,800	3,229,286

			11,023,953

ELECTRONICS – 2.1%
TE Connectivity, Ltd.		63,500	2,662,555

FOOD – 2.0%
JM Smucker Co.		26,100	2,588,076

HEALTHCARE – 10.6%
CareFusion Corp.	*	82,300	2,879,677
Covidien PLC		60,900	4,131,456
CR Bard, Inc.		22,800	2,297,784
DENTSPLY International, Inc.		28,800	1,221,696
Hologic, Inc.	*	127,800	2,888,280

			13,418,893

INSURANCE – 8.7%
ACE, Ltd.		28,700	2,553,439
Arch Capital Group, Ltd.	*	63,100	3,317,167
Axis Capital Holdings, Ltd.		67,700	2,817,674
Willis Group Holdings, PLC (ADR)		60,100	2,373,349

			11,061,629

MACHINERY – 3.4%
Flowserve Corp.		19,300	3,236,803
Xylem, Inc.		39,900	1,099,644

			4,336,447

Common Stocks (Continued)		Shares	Fair Value
METAL FABRICATION – 1.8%
Precision Castparts Corp.		12,300	$2,332,326

OIL & NATURAL GAS – 19.4%
Anadarko Petroleum Corp.		29,000	2,536,050
Apache Corp.		20,600	1,589,496
ConocoPhillips		18,600	1,117,860
EQT Corp.		45,200	3,062,300
Exxon Mobil Corp.		37,700	3,397,147
Marathon Oil Corp.		44,400	1,497,168
Marathon Petroleum Corp.		29,300	2,625,280
Murphy Oil Corp.		34,700	2,211,431
National Oilwell Varco, Inc.		30,400	2,150,800
Occidental Petroleum Corp.		29,000	2,272,730
Phillips 66		32,400	2,267,028

			24,727,290

RETAIL – 4.8%
Advance Auto Parts, Inc.		41,900	3,463,035
Family Dollar Stores, Inc.		43,700	2,580,485

			6,043,520

SEMICONDUCTORS – 1.0%
Microchip Technology, Inc.		35,700	1,312,332

SOFTWARE – 2.4%
CA, Inc.		118,900	2,992,713

TRANSPORTATION – 3.0%
Union Pacific Corp.		26,400	3,759,624

Total Common Stocks (Cost $78,837,111)			$113,968,376

Master Limited Partnerships – 2.1%		Shares	Fair Value
Lazard, Ltd. – Class A (Cost $2,711,146)		78,800	$2,689,444

REITs – 6.2%		Shares	Fair Value
HCP, Inc.		51,100	$2,547,846
Public Storage, Inc.		19,700	3,000,704
Regency Centers Corp.		45,300	2,396,823

(Cost $5,083,140)			$7,945,373

Money Market Fund – 2.0%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $2,526,264)	(A)	2,526,264	$2,526,264

Total Investments (Cost $89,157,661) – 100.0%	(B)		$127,129,457
Other Assets in Excess of Liabilities – 0.0%			11,182

Net Assets – 100.00%			$127,140,639

[16]	(continued)

Timothy Plan Family of Funds	Large/Mid Cap Value (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $89,197,632 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$39,032,768
Unrealized depreciation	(1,100,943)

Net unrealized appreciation	$37,931,825

The accompanying notes are an integral part of these financial statements.

[17]

Timothy Plan Family of Funds	Fixed Income

Schedule of Investments	As of March 28, 2013 (Unaudited)

Bonds and Notes – 95.6%	Par Value	Fair Value
CORPORATE BONDS – 33.4%
ABB Finance USA, Inc., 2.875%, 5/08/2022	$1,000,000	$1,014,617
Altera Corp., 1.75%, 5/15/2017	1,000,000	1,021,665
Analog Devices, Inc., 3.00%, 4/15/2016	740,000	782,929
Boardwalk Pipelines LP, 5.75%, 9/15/2019	1,000,000	1,155,279
Cameron International Corp., 6.375%, 7/15/2018	1,000,000	1,202,700
Canadian National Railway Co., 5.80%, 6/01/2016	750,000	863,534
Cliffs Natural Resources Inc., 4.875%, 4/01/2021	750,000	740,289
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/2015	1,000,000	1,029,322
Covidien International Finance SA, 2.80%, 6/15/2015	500,000	523,206
Eaton Corp., 5.60%, 5/15/2018	325,000	381,990
Energy Transfer Partners LP, 6.70%, 7/01/2018	750,000	905,941
Enterprise Products Operating, LLC, 6.125%, 10/15/2039	500,000	589,972
ERP Operating LP, 5.125%, 3/15/2016	900,000	1,002,662
Health Care REIT, Inc., 3.75%, 3/15/2023	750,000	754,136
Husky Energy, Inc., 3.95%, 4/15/2022	750,000	796,094
John Sevier Combined Cycle Generation LLC, 4.626%, 1/15/2042	987,086	1,104,020
Johnson Controls, Inc., 5.00%, 3/30/2020	750,000	854,929
Kennametal Inc., 3.875%, 2/15/2022	1,000,000	1,031,072
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	750,000	802,988
Marathon Oil Corp., 6.00%, 10/01/2017	750,000	891,483
Nisource Finance Corp., 5.40%, 7/15/2014	750,000	792,251
Oneok, Inc., 4.25%, 2/01/2022	500,000	528,335
Oneok, Inc., 5.20%, 6/15/2015	500,000	542,747
Petrobras Intl. Financial Co., 3.50%, 2/06/2017	750,000	773,497
Phillips 66, 2.95%, 5/01/2017	1,000,000	1,060,858
Plains All American Pipeline, 3.65%, 6/01/2022	1,000,000	1,054,168

Bonds and Notes (Continued)	Par Value	Fair Value
CORPORATE BONDS (continued)
Rio Tinto Finance USA, Ltd., 2.50%, 5/20/2016	$750,000	$782,213
Simon Property Group LP, 6.125%, 5/30/2018	1,000,000	1,222,055
Teck Cominco Ltd. – Cl. B, 6.00%, 8/15/2040	500,000	520,528
Transocean, Inc., 6.00%, 3/15/2018	500,000	565,626
Tyco Electronics Group SA, 6.55%, 10/01/2017	750,000	893,606
Valero Energy Corp., 6.625%, 6/15/2037	500,000	611,252
Weatherford International, Ltd., 4.95%, 10/15/2013	750,000	765,306
Willis North America, Inc., 6.20%, 3/28/2017	750,000	855,269

Total Corporate Bonds (Cost $26,812,555)		28,416,539

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 62.2%
GOVERNMENT NOTES & BONDS – 30.4%
Federal Farm Credit Bank, 4.875%, 1/17/2017	1,500,000	1,743,541
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,500,000	2,891,435
Federal Home Loan Bank, 5.00%, 11/17/2017	1,000,000	1,190,897
Federal Home Loan Bank, 5.50%, 8/13/2014	1,500,000	1,610,228
U.S. Treasury Bond, 4.50%, 2/15/2036	2,500,000	3,179,492
U.S. Treasury Note, 3.125%, 5/15/2021	10,000,000	11,264,844
U.S. Treasury Note, 3.875%, 5/15/2018	2,000,000	2,310,938
U.S. Treasury Note, 4.75%, 5/15/2014	1,550,000	1,629,074

Total Government Notes & Bonds (Cost $24,950,576)		25,820,449

GOVERNMENT MORTGAGE-BACKED SECURITIES – 27.6%
GNMA Pool 3584, 6.00%, 7/20/2034	65,772	77,254
GNMA Pool 3612, 6.50%, 9/20/2034	156,490	179,803
GNMA Pool 3625, 6.00%, 10/20/2034	486,832	552,539
GNMA Pool 3637, 5.50%, 11/20/2034	190,799	211,714
GNMA Pool 3665, 5.50%, 1/20/2035	304,642	338,036
GNMA Pool 3679, 6.00%, 2/20/2035	161,809	190,099

[18]	(continued)

Timothy Plan Family of Funds	Fixed Income (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

Bonds and Notes (Continued)	Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)
GNMA Pool 3711, 5.50%, 5/20/2035	$373,781	$414,755
GNMA Pool 3865, 6.00%, 6/20/2036	317,183	358,010
GNMA Pool 3910, 6.00%, 10/20/2036	227,794	257,116
GNMA Pool 3939, 5.00%, 1/20/2037	390,585	428,069
GNMA Pool 4058, 5.00%, 12/20/2037	477,113	522,901
GNMA Pool 4072, 5.50%, 1/20/2038	520,907	570,410
GNMA Pool 4520, 5.00%, 8/20/2039	1,570,865	1,739,307
GNMA Pool 4541, 5.00%, 9/20/2039	984,958	1,079,483
GNMA Pool 4947, 5.00%, 2/20/2041	1,748,487	1,940,311
GMNA Pool 5176, 5.00%, 9/20/2041	724,341	796,688
GNMA Pool 5204, 4.50%, 10/20/2041	704,578	768,192
GNMA Pool 585163, 5.00%, 2/15/2018	19,404	21,197
GNMA Pool 585180, 5.00%, 2/15/2018	19,715	21,538
GNMA Pool 592492, 5.00%, 3/15/2018	13,207	14,428
GNMA Pool 599821, 5.00%, 1/15/2018	15,526	16,627
GNMA Pool 604182, 5.50%, 4/15/2033	282,211	311,102
GNMA Pool 663776, 6.50%, 1/15/2037	182,430	210,588
GNMA Pool 701961, 4.50%, 6/15/2039	2,326,806	2,557,875
GNMA Pool 717072, 5.00%, 5/15/2039	839,436	916,323
GNMA Pool 734437, 4.50%, 5/15/2041	645,193	705,700

Bonds and Notes (Continued)		Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES (continued)
GNMA Pool 781694, 6.00%, 12/15/2031		$68,389	$77,661
GNMA Pool 783060, 4.00%, 8/15/2040		1,512,266	1,655,242
GNMA Pool MA0155, 4.00%, 6/20/2042		3,192,138	3,455,914
GNMA Pool MA0220, 3.50%, 7/20/2042		2,918,575	3,125,746

Total Government Mortgage-Backed Securities (Cost $22,680,114)			$23,514,628

TREASURY INFLATION PROTECTED SECURITIES (TIPS) – 4.2%
TIPS, 2.00%, 1/15/2014		1,250,000	1,609,962
TIPS, 2.50%, 7/15/2016		1,500,000	1,978,036

Total Treasury Inflation Protected Securities (TIPS) (Cost $3,283,807)			$3,587,998

Total U.S. Government & Agency Obligations (Cost $50,914,497)			$52,923,075

Total Bonds and Notes (Cost $77,727,052)			$81,339,614

Money Market Fund – 6.2%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $5,296,728)	(A)	5,296,728	$5,296,728

Total Investments (Cost $83,023,780) – 101.8%	(B)		$86,636,342
Liabilities in Excess of Other Assets – (1.8)%			(1,504,523)

Net Assets – 100.00%			$85,131,819

(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $83,023,780 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,930,974
Unrealized depreciation	(318,412)

Net unrealized appreciation	$3,612,562

The accompanying notes are an integral part of these financial statements.

[19]

Timothy Plan Family of Funds	High Yield Bond

Schedule of Investments	As of March 28, 2013 (Unaudited)

Corporate Bonds – 95.8%		Par Value	Fair Value
Actuant Corp., 5.625%, 6/15/2022		$500,000	$518,125
AmeriGas Partners LP, 7.00%, 5/20/2022		500,000	546,250
Anixter, Inc., 5.625%, 5/01/2019		500,000	530,625
ArcelorMittal, 6.75%, 2/25/2022		500,000	547,355
Atlas Pipeline Partners LP, 6.625%, 10/01/2020	(A)	150,000	157,125
Atlas Pipeline Partners LP, 6.625%, 10/01/2020	(A)	100,000	104,500
Atlas Pipeline Partners LP, 5.875%, 8/1/2023	(A)	100,000	100,000
Audatex North America, Inc., 6.75%, 06/15/2018	(A)	500,000	535,000
Basic Energy Services, Inc., 7.75%, 2/15/2019		500,000	511,875
Biomet, Inc., 6.50%, 8/01/2020	(A)	450,000	479,250
Bombardier, Inc., 6.125%, 1/15/2023	(A)	250,000	260,625
Calfrac Holdings LP, 7.50%, 12/01/2020	(A)	500,000	504,375
Calumet Specialty Product Partners, 9.375%, 5/01/2019		500,000	562,500
Cemex Finance LLC, 9.50%, 12/14/2016	(A)	500,000	543,750
CIT Group, Inc., 4.25%, 8/15/2017		500,000	525,000
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018		500,000	502,037
Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019		500,000	545,000
CommScope, Inc., 8.25%, 1/15/2019	(A)	500,000	545,000
Comstock Resources, Inc., 8.375%, 10/15/2017		500,000	533,750
Copano Energy Finance Corp., 7.75%, 6/01/2018		500,000	525,625
Corrections Corp. of America, 4.125%, 4/1/2020	(A)	125,000	126,875
Crestwood Midstream Partners LP, 7.75%, 4/1/2019	(A)	500,000	508,750
Crosstex Energy LP, 8.875%, 2/15/2018		500,000	543,750
Digicel, Ltd., 6.00%, 4/15/2021	(A)	500,000	496,875
Eldorado Gold Corp., 6.125%, 12/15/2020	(A)	500,000	521,250
Energy Transfer Equity LP, 7.50%, 10/15/2020		500,000	578,750
EV Energy Partners/Fin, 8.00%, 4/15/2019		500,000	526,875

Corporate Bonds (Continued)		Par Value	Fair Value
FMG Resources August 2006 Pty, Ltd., 7.00%, 11/01/2015	(A)	$500,000	$526,250
Forest Oil Corp., 7.25%, 6/15/2019		500,000	502,500
FTI Consulting, Inc., 6.00%, 11/15/2022	(A)	500,000	531,875
FTS International Services LLC, 8.125%, 11/15/2018	(A)	363,000	382,058
General Cable Corp., 5.75%, 10/01/2022	(A)	250,000	256,562
Genesis Energy LP, 7.875%, 12/15/2018		750,000	826,875
Geo Group, Inc., 5.125%, 4/1/2023	(A)	200,000	202,500
Gibraltar Industries, Inc., 6.25%, 2/1/2021	(A)	500,000	530,000
Hawk Acquisition Sub, Inc., 4.25%, 10/15/2020	(A)	250,000	250,625
Helix Energy Solutions Group, Inc., 9.50%, 1/15/2016	(A)	289,000	297,489
Hologic, Inc., 6.25%, 8/01/2020	(A)	500,000	534,375
Hornbeck Offshore Services, Inc., 5.00%, 3/1/2021	(A)	500,000	494,375
Hypermarcas SA, 6.50%, 4/20/2021	(A)	500,000	545,625
Inergy Midstream LP, 6.00%, 12/15/2020	(A)	500,000	522,500
Intergen NV, 9.00%, 6/30/2017	(A)	500,000	493,750
Iron Mountain, 7.75%, 10/01/2019		500,000	555,625
Jabil Circuit, Inc., 4.70%, 9/15/2022		500,000	500,625
Jaguar Land Rover PLC, 8.125%, 5/15/2021	(A)	500,000	561,250
Kindred Healthcare, 8.25%, 6/01/2019		500,000	501,250
Land O’ Lakes, Inc., 6.00%, 11/15/2022	(A)	500,000	531,250
LyondellBasell Industries NV, 5.75%, 4/15/2024		500,000	588,750
Macquarie Bank, Ltd., 6.625%, 4/07/2021	(A)	500,000	559,600
MarkWest Energy Partners L.P., 6.75%, 11/01/2020		500,000	548,750
Martin Midstream Partners LP, 7.25%, 2/15/2021	(A)	500,000	506,250
Masco Corp., 5.95%, 3/15/2022		500,000	563,408
Mcron Finance Sub LLC, 8.375%, 5/15/2019	(A)	500,000	550,000
MedAssets, Inc., 8.00%, 11/15/2018		500,000	548,750

[20]	(continued)

Timothy Plan Family of Funds	High Yield Bond (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

Corporate Bonds (Continued)		Par Value	Fair Value
MPT Operating Partnership LP, 6.875%, 5/01/2021		$500,000	$545,000
Navistar International Corp., 8.25%, 11/01/2021		449,000	459,664
NRG Energy, Inc., 7.625%, 1/15/2018		500,000	571,250
NXP Funding, LLC., 5.75%, 2/15/2021	(A)	100,000	103,750
OGX Austria GmbH, 8.375%, 4/01/2022	(A)	500,000	373,125
Oil States International, Inc., 5.125%, 1/15/2023	(A)	100,000	99,375
Omnicare, Inc., 7.75%, 6/01/2020		500,000	556,250
Pacific Drilling V, Ltd., 7.25%, 12/1/2017	(A)	500,000	525,625
PolyOne Corp., 7.375%, 9/15/2020		500,000	555,000
Polypore International, Inc., 7.50%, 11/15/2017		250,000	269,375
QBE Capital Funding III Ltd., 7.25%, 5/24/2041	(A)	500,000	525,808
R R Donnelley & Sons Co., 7.25%, 5/15/2018		250,000	264,062
Resolute Energy Corp., 8.50%, 5/01/2020	(A)	500,000	515,625
Reynolds Group Issuer, Inc., 9.00%, 4/15/2019		500,000	531,250
Sabra Health Care LP, 8.125%, 11/01/2018		500,000	545,625
Samson Investment Co., 9.75%, 2/15/2020	(A)	500,000	533,750
Sanmina-SCI Corp., 7.00%, 5/15/2019	(A)	500,000	525,000
Schaeffler Finance BV, 8.50%, 2/15/2019	(A)	500,000	571,250
Sealed Air Corp., 6.50%, 12/1/2020	(A)	200,000	217,500

Corporate Bonds (Continued)		Par Value	Fair Value
Sealed Air Corp., 5.25%, 4/1/2023	(A)	$500,000	$500,625
Servicemaster Co., 8.00%, 2/15/2020		500,000	537,500
Steel Dynamics, Inc., 5.25%, 4/15/2023	(A)	100,000	101,625
Suncoke Energy, 7.625%, 8/1/2019		500,000	540,000
Targa Resources Partners LP, 7.875%, 10/15/2018		500,000	550,000
Tesoro Corp., 5.375%, 10/01/2022		500,000	521,250
Tesoro Logistics LP, 5.875%, 10/01/2020	(A)	250,000	265,000
United Rentals North America, Inc., 9.25%, 12/15/2019		500,000	572,500
United States Steel Corp., 7.50%, 3/15/2022		500,000	526,250
USG Corp., 9.75%, 1/15/2018		500,000	595,000
VimpelCom Holdings BV, 5.95%, 2/13/2023	(A)	500,000	499,375

Total Corporate Bonds (Cost $37,234,017)			$39,291,168

Money Market Fund – 1.8%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $743,911)	(B)	743,911	$743,911

Total Investments (Cost $37,977,928) – 97.6%	(C)		$40,035,079
Other Assets in Excess of Liabilities – 2.4%			983,000

Net Assets – 100.00%			$41,018,079

(A)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 45.2% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,977,928 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,204,931
Unrealized depreciation	(147,780)

Net unrealized appreciation	$2,057,151

The accompanying notes are an integral part of these financial statements.

[21]

Timothy Plan Family of Funds	Israel Common Values

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 93.4%		Shares	Fair Value
AEROSPACE/DEFENSE – 3.3%
Elbit Systems, Ltd.		7,001	$295,022

BANKS – 12.3%
Bank Hapoalim BM (ADR)	*	13,400	302,237
Bank Leumi Le-Israel BM	*	55,000	193,672
First International Bank of Israel BM	*	19,300	275,820
Israel Discount Bank, Ltd.	*	120,000	205,016
Mizrahi Tefahot, Ltd.	*	11,000	117,230

			1,093,975

CHEMICALS – 4.7%
Israel Chemicals, Ltd. (ADR)		14,400	186,336
Frutarom Industries, Ltd.		17,000	228,989

			415,325

COMMERCIAL SERVICES – 2.9%
Nitsba Holdings, Ltd.	*	25,000	253,866

ELECTRONICS – 2.2%
Ituran Location and Control, Ltd.		12,296	192,432

ENERGY-ALTERNATE SOURCES – 3.2%
Ormat Industries, Ltd.	*	47,300	282,576

FOOD – 7.5%
Osem Investments, Ltd.		13,000	248,167
Rami Levi Chain Stores		5,700	230,774
Shufersal, Ltd.		59,000	181,990

			660,931

HEALTHCARE PRODUCTS – 4.6%
Given Imaging , Ltd.	*	13,000	212,550
Syneron Medical, Ltd.	*	19,000	194,180

			406,730

HOME BUILDERS – 2.3%
Bayside Land Corp., Ltd.		1,000	205,537

HOUSEHOLD PRODUCTS/WARES – 2.3%
SodaStream International, Ltd.	*	4,100	203,524

INTERNET – 2.3%
MagicJack VocalTec, Ltd.	*	7,600	106,400
Perion Network, Ltd.	*	10,000	98,600

			205,000

OIL & NATURAL GAS – 12.8%
Delek Drilling – LP	*	28,000	120,381
Isramco Negev 2 LP	*	1,536,664	280,683
Noble Energy, Inc.		2,200	254,452
Paz Oil Co., Ltd.	*	1,900	296,374
Oil Refineries, Ltd.	*	355,000	187,217

			1,139,107

Common Stocks (Continued)		Shares	Fair Value
REAL ESTATE – 15.8%
Alony Hetz Properties & Investments		20,000	$126,404
Amot Investments, Ltd.		86,000	227,738
Azrieli Group		4,500	125,210
Gazit-Globe, Ltd.		17,000	231,510
Industrial Buildings Corp.	*	120,000	181,053
Jerusalem Economy, Ltd.	*	40,000	272,695
Melisron, Ltd.		11,366	241,846

			1,406,456

SEMICONDUCTORS – 2.5%
Mellanox Technologies, Ltd.	*	4,000	222,040

SOFTWARE – 5.4%
Magic Software Enterprises, Ltd.		45,400	236,534
RADWARE, Ltd.	*	6,500	245,245

			481,779

TELECOMMUNICATIONS – 9.3%
Allot Communications, Ltd.	*	13,380	159,757
EZChip Semiconductor, Ltd.	*	3,500	84,455
Gilat Satellite Networks, Ltd.	*	25,080	142,705
NICE Systems, Ltd. (ADR)	*	6,500	239,395
Partner Communications Co., Ltd.		32,500	202,475

			828,787

Total Common Stocks (Cost $7,140,427)			$8,293,087

Investment Companies – 3.4%		Shares	Fair Value
The Israel Corp., Ltd. (Cost $239,420)		400	$303,238

Money Market Fund – 3.9%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $344,510)	(A)	344,510	$344,510

Total Investments (Cost $7,724,357) – 100.7%	(B)		$8,940,835
Liabilities in Excess of Other Assets – (0.7)%			(58,755)

Net Assets – 100.00%			$8,882,080

[22]	(continued)

Timothy Plan Family of Funds	Israel Common Values (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,761,691 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,296,100
Unrealized depreciation	(116,956)

Net unrealized appreciation	$1,179,144

The accompanying notes are an integral part of these financial statements.

[23]

Timothy Plan Family of Funds	Defensive Strategies

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 30.1%		Shares	Fair Value
AGRICULTURE – 0.2%
Bunge, Ltd.		1,950	$143,968

CHEMICALS – 9.5%
Agrium, Inc.		3,279	319,702
American Vanguard Corp.		1,207	36,862
CF Industries Holdings, Inc.		5,596	1,065,310
Intrepid Potash, Inc.	*	7,245	135,917
K+S AG		18,230	860,628
Mosaic Co.		14,628	871,975
Potash Corp. Of Saskatchewan, Inc.		44,664	1,753,062
Sociedad Quimica y Minera de Chile SA		4,859	269,432
Syngenta AG (ADR)		20,204	1,692,085
Uralkali OJSC		12,314	450,077

			7,455,050

COAL – 0.0%
Peabody Energy Corp.		1,387	29,335

FOOD – 0.4%
Ingredion, Inc.		3,850	278,432

IRON / STEEL – 0.6%
Allegheny Technologies, Inc.		556	17,631
JFE Holdings, Inc.		1	19
Mechel		16,905	85,539
Nippon Steel & Sumitomo Metal Corp.		9,828	24,844
POSCO (ADR)		1,232	90,811
Severstal OAO		11,215	99,645
ThyssenKrupp AG	*	2,358	47,993
Vale SA (ADR)		7,843	135,605

			502,087

MACHINERY – 0.5%
AGCO Corp. (ADR)		4,919	256,378
CNH Global NV		2,234	92,309

			348,687

MINING – 5.5%
Agnico-Eagle Mines, Ltd.		5,868	240,823
Allied Nevada Gold Corp.	*	3,902	64,227
Anglo American PLC		7,252	186,191
AngloGold Ashanti, Ltd. (ADR)		4,041	95,165
Antofagasta PLC		2,159	32,236
BHP Billiton PLC (ADR)		5,083	295,119
Cameco Corp.		568	11,803
Cia de Minas Buenaventura SA		10,436	270,918
Coeur d’Alene Mines Corp.	*	2,361	44,528
Detour Gold Corp.	*	1,812	34,824
Eldorado Gold Corp.		9,520	90,726
Freeport-McMoRan Copper & Gold, Inc.		15,350	508,085
Glencore International PLC		25,351	136,983
Goldcorp, Inc.		9,208	309,665
Harmony Gold Mining Co., Ltd. (ADR)		8,865	56,825
Hecla Mining Co.		7,463	29,479
IAMGOLD Corp.		13,324	95,933
Inmet Mining Corp.		750	49,239
Kazakhmys PLC		549	3,269
Kinross Gold Corp.		553	4,385

Common Stocks (Continued)		Shares	Fair Value
MINING (continued)
MMC Norilsk Nickel OJSC		8,939	$151,159
New Gold, Inc.	*	12,004	109,236
Pan American Silver Corp.		5,840	95,659
Randgold Resources, Ltd. (ADR)		505	43,420
Rio Tinto PLC (ADR)		7,938	373,721
Royal Gold, Inc.		171	12,146
Silver Wheaton Corp.		10,681	334,849
Southern Copper Corp.		6,444	242,101
Sterlite Industries India, Ltd.		2,071	14,456
Turquoise Hill Resources, Ltd.	*	3,357	21,351
Xstrata PLC		9,696	157,132
Yamana Gold, Inc.		9,140	140,299

			4,255,952

OIL & GAS – 11.1%
Anadarko Petroleum Corp.		619	54,132
Apache Corp.		2,046	157,869
BG Group PLC		23,465	401,989
Canadian Natural Resources, Ltd.		737	23,680
Chesapeake Energy Corp.		1,134	23,145
ConocoPhillips		13,171	791,577
Devon Energy Corp.		3,326	187,653
Encana Corp.		2,353	45,789
Ensco PLC		1,551	93,060
EOG Resources, Inc.		173	22,156
Exxon Mobil Corp.		26,345	2,373,948
Inpex Corp.		76	406,840
Lukoil OAO		8,352	537,869
Marathon Oil Corp.		20,201	681,178
Noble Energy, Inc.		407	47,074
NovaTek OAO		1,859	200,400
Occidental Petroleum Corp.		5,303	415,596
Petroleo Brasileiro SA (ADR)		38,185	632,725
Pioneer Natural Resources Co.		307	38,145
Reliance Industries, Ltd.		5,915	168,459
Rosneft OAO		26,168	199,662
Southwestern Energy Co.	*	4,496	167,521
Total SA		14,122	676,765
Transocean, Ltd.	*	1,885	97,945
Valero Energy Corp.		5,394	245,373

			8,690,550

OIL & GAS SERVICES – 1.8%
Baker Hughes, Inc.		2,492	115,654
Cameron International Corp.	*	3,647	237,784
Halliburton Co.		16,180	653,834
National Oilwell Varco, Inc.		4,548	321,771
Weatherford International, Ltd.	*	4,933	59,887

			1,388,930

PIPELINES – 0.5%
Kinder Morgan, Inc.		4,518	174,756
TransCanada Corp.		4,591	219,114

			393,870

Total Common Stocks (Cost $23,088,163)			$23,486,861

[24]	(continued)

Timothy Plan Family of Funds	Defensive Strategies (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

REITs – 17.9%		Shares	Fair Value
Acadia Realty Trust		3,400	$94,418
Apartment Investment & Management Co.		2,700	82,782
AvalonBay Communities, Inc.		3,050	386,344
Boston Properties, Inc.		5,900	596,254
Brandywine Realty Trust		7,300	108,405
BRE Properties, Inc.		3,700	180,116
Camden Property Trust		2,600	178,568
CBL & Associates Properties, Inc.		8,900	210,040
Colonial Properties Trust		8,000	180,880
DDR Corp.		21,400	372,788
DiamondRock Hospitality Co.		27,300	254,163
Digital Realty Trust, Inc.		2,990	200,061
Douglas Emmett, Inc.		7,100	177,003
Education Realty Trust, Inc.		11,400	120,042
Equity Lifestyle Properties, Inc.		1,600	122,880
Equity Residential		11,200	616,672
Essex Property Trust, Inc.		2,150	323,747
Extra Space Storage, Inc.		5,300	208,131
Federal Realty Investment Trust		1,700	183,668
FelCor Lodging Trust, Inc.	*	6,900	41,055
HCP, Inc.		12,100	603,306
Health Care REIT, Inc.		6,000	407,460
Highwoods Properties, Inc.		3,700	146,409
Hospitality Properties Trust		14,000	384,160
Kilroy Realty Corp.		3,800	199,120
Kimco Realty Corp.		18,600	416,640
Lexington Realty Trust		10,200	120,360
Liberty Property Trust		7,500	298,125
Macerich Co.		9,563	615,666
National Retail Properties, Inc.		4,700	169,999
PS Business Parks, Inc.		2,700	213,084
Prologis, Inc.		14,794	591,464
Public Storage		4,300	654,976
Rayonier, Inc.		2,800	167,076
Regency Centers Corp.		2,500	132,275
SL Green Realty Corp.		5,650	486,521
Simon Property Group, Inc.		10,329	1,637,766
Strategic Hotels & Resorts, Inc.	*	18,700	156,145
Summit Hotel Properties, Inc.		5,000	52,350
Taubman Centers, Inc.		3,900	302,874
UDR, Inc.		9,800	237,062
Ventas, Inc.		9,159	670,439
Vornado Realty Trust		5,816	486,450
Weingarten Realty Investors		6,900	217,695

Total REITs (Cost $11,063,531)			$14,005,439

Exchange Traded Funds – 17.0%		Shares	Fair Value
iShares Silver Trust	*	55,800	$1,530,036
PowerShares DB Agriculture Fund	*	50,300	1,373,693
PowerShares DB Base Metals Fund	*	55,000	1,601,050
PowerShares DB Commodity Index Tracking Fund	*	103,800	2,687,382

Exchange Traded Funds (Continued)		Shares	Fair Value
PowerShares DB Energy Fund	*	54,100	$948,914
SPDR Gold Shares	*	33,250	5,135,463

Total Exchange Traded Funds (Cost $13,735,774)			$13,276,538

Bonds and Notes – 29.0%		Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES – 1.9%
GNMA Pool 4947, 5.00%, 2/20/2041		$661,287	$733,836
GNMA Pool 5204, 4.50%, 10/20/2041		704,578	768,191

Total Government Mortgage-Backed Securities (Cost $1,463,346)			$1,502,027

TREASURY INFLATION PROTECTED SECURITIES (TIPS) – 27.1%
TIPS, 1.75%, 1/15/2028		2,685,000	3,756,840
TIPS, 2.50%, 1/15/2029		1,350,000	2,025,669
TIPS, 2.125%, 2/15/2041		1,125,000	1,677,108
TIPS, 2.00%, 1/15/2014		1,745,000	2,247,507
TIPS, 1.625%, 1/15/2015		1,425,000	1,833,363
TIPS, 2.00%, 1/15/2016		745,000	963,567
TIPS, 2.375%, 1/15/2017		1,050,000	1,398,953
TIPS, 1.625%, 1/15/2018		300,000	384,307
TIPS, 2.125%, 1/15/2019		1,550,000	2,028,682
TIPS, 1.125%, 1/15/2021		3,870,000	4,805,254

Total Treasury Inflation Protected Securities (TIPS) (Cost $19,987,235)			$21,121,250

Total Bonds and Notes (Cost $21,450,581)			$22,623,277

Money Market Fund – 6.2%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $4,801,903)	(A)	4,801,903	$4,801,903

Total Investments (Cost $74,139,952) – 100.2%	(B)		$78,194,018
Liabilities in Excess of Other Assets – (0.2)%			(167,808)

Net Assets – 100.00%			$78,026,210

[25]	(continued)

Timothy Plan Family of Funds	Defensive Strategies (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

*	Non-income producing securities.
(REIT)	Real Estate Investment Trust.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,544,350 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,557,511
Unrealized depreciation	(1,907,843)

Net unrealized appreciation	$3,649,668

The accompanying notes are an integral part of these financial statements.

[26]

Timothy Plan Family of Funds	Strategic Growth

Schedule of Investments	As of March 28, 2013 (Unaudited)

Mutual Funds – 99.5%	(A)	Shares	Fair Value
Timothy Plan Aggressive Growth Fund	*	287,143	$2,288,533
Timothy Plan Defensive Strategies Fund		546,011	6,492,072
Timothy Plan Emerging Markets Fund	*	219,196	2,323,473
Timothy Plan High Yield Bond Fund		517,956	5,029,357
Timothy Plan International Fund		757,620	6,045,811
Timothy Plan Israel Common Values Fund	*	174,414	2,009,244
Timothy Plan Large/Mid Cap Growth Fund		865,664	6,570,390
Timothy Plan Large/Mid Cap Value Fund		382,008	6,448,299
Timothy Plan Small Cap Value Fund	*	142,412	2,506,448

Total Mutual Funds (Cost $35,019,964)			$39,713,627

Money Market Fund – 0.6%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $237,670)	(B)	237,670	$237,670

Total Investments (Cost $35,257,634) – 100.1%	(C)		$39,951,297
Liabilities in Excess of Other Assets – (0.1)%			(48,441)

Net Assets – 100.00%			$39,902,856

*	Non-income producing securities.
(A)	Affiliated Funds – Class A.
(B)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,020,569 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,804,403
Unrealized depreciation	(2,873,675)

Net unrealized appreciation	$1,930,728

The accompanying notes are an integral part of these financial statements.

[27]

Timothy Plan Family of Funds	Conservative Growth

Schedule of Investments	As of March 28, 2013 (Unaudited)

Mutual Funds – 99.9%	(A)	Shares	Fair Value
Timothy Plan Aggressive Growth Fund	*	145,682	$1,161,090
Timothy Plan Defensive Strategies Fund		777,425	9,243,583
Timothy Plan Emerging Markets Fund	*	144,398	1,530,620
Timothy Plan Fixed Income Fund		1,389,857	14,968,761
Timothy Plan High Yield Bond Fund		450,658	4,375,889
Timothy Plan International Fund		323,670	2,582,884
Timothy Plan Israel Common Values Fund	*	181,311	2,088,698
Timothy Plan Large/Mid Cap Growth Fund		761,935	5,783,090
Timothy Plan Large/Mid Cap Value Fund		424,777	7,170,234
Timothy Plan Small Cap Value Fund	*	155,229	2,732,030

Total Mutual Funds (Cost $46,016,558)			$51,636,879

Money Market Fund – 0.1%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $45,853)	(B)	45,853	$45,853

Total Investments (Cost $46,062,411) – 100.0%	(C)		$51,682,732
Liabilities in Excess of Other Assets – (0.0)%			(21,600)

Net Assets – 100.00%			$51,661,132

*	Non-income producing securities.
(A)	Affiliated Funds – Class A.
(B)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,897,890 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,784,842
Unrealized depreciation	—

Net unrealized appreciation	$5,784,842

The accompanying notes are an integral part of these financial statements.

[28]

Timothy Plan Family of Funds	Emerging Markets

Schedule of Investments	As of March 28, 2013 (Unaudited)

Common Stocks – 82.3%		Shares	Fair Value
AEROSPACE/DEFENSE – 4.2%
Embraer SA (ADR)		8,400	$299,628

AGRICULTURE – 1.1%
Adecoagro SA	*	9,840	75,670

AUTOMOTIVE – 3.5%
China Yuchai International, Ltd.		3,160	50,528
Halla Visteon Climate Control Corp.		3,660	92,721
Hyundai Mobis		360	100,579

			243,828

BANKS – 13.7%
Banco do Brasil SA		11,000	149,509
Banco Latinoamericano de Comericio Exterior SA		5,300	131,122
Banco Santander Brasil SA (ADR)		20,000	145,200
Erste Group Bank AG		6,600	183,991
Sberbank of Russia (ADR)	*	9,130	116,408
Turkiye Garanti Bankasi AS		20,860	110,535
Turkiye Vakiflar Bankasi Tao		40,800	130,618

			967,383

BUILDING MATERIALS – 4.9%
Cemex SAB de CV (ADR)	*	15,500	189,255
Desarrolladora Homex SAB de CV	*	59,024	89,324
Urbi Desarrollos Urbanos SAB de CV	*	265,450	68,424

			347,003

CHEMICALS – 2.8%
Yingde Gases		179,000	199,406

COMMERCIAL SERVICES – 1.3%
DP World, Ltd.		6,300	88,389

COMPUTERS – 1.4%
Compal Electronics, Inc.		142,000	99,936

DISTRIBUTION / WHOLESALE – 1.8%
Aygaz AS		20,700	123,398

DIVERSIFIED FINANCIAL SERVICES – 6.3%
Shinham Financial Group Co., Ltd.		4,100	146,777
Hana Financial Group, Inc.		4,210	148,257
KB Financial Group, Inc.		4,380	145,587

			440,621

ELECTRIC – 5.2%
Cia Paranaense de Energia (ADR)		5,100	78,897
Federal Hydrogenerating Co., JSC (ADR)		48,650	93,311
Reliance Infrastructure, Ltd. (ADR)		10,100	192,102

			364,310

ELECTRONICS – 3.6%
Flextronics International, Ltd.	*	37,540	253,770

FOOD – 8.5%
First Pacific Co., Ltd.		172,000	233,031
Lotte Confectionery Co., Ltd.		80	126,632
Marfrig Alimentos SA	*	22,300	91,019

Common Stocks (Continued)		Shares	Fair Value
FOOD (continued)
People’s Food Holdings, Ltd.		150,000	$152,296

			602,978

HOLDING COMPANY – 0.6%
Haw Par Corp., Ltd.		6,600	41,057

INTERNET – 2.1%
AsiaInfo-Linkage, Inc.	*	12,530	148,731

IRON / STEEL – 4.4%
POSCO		840	246,759
Ternium SA (ADR)		3,130	63,695

			310,454

OIL & NATURAL GAS – 6.9%
Lukoil OAO (ADR)		3,854	248,583
Petroleo Brasileiro SA		13,000	235,950

			484,533

PHARMACEUTICAL – 0.5%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.		30,900	37,693

RETAIL – 1.2%
Bosideng International Holdings, Ltd.		276,000	85,664

SEMICONDUCTORS – 1.8%
Samsung Electronics Co., Ltd.		93	126,156

TELECOMMUNICATIONS – 6.5%
Telefonica Brasil SA (ADR)		7,270	193,964
Tim Participacoes SA (ADR)		12,200	266,936

			460,900

Total Common Stocks (Cost $5,446,242)			$5,801,508

Preferred Stock – 3.5%		Shares	Fair Value
Hyundai Motor Co. (Cost $221,317)		3,520	$249,814

REITs – 1.2%		Shares	Fair Value
Fibra Uno Administracion SA de CV (Cost $70,079)		26,700	$88,194

Money Market Fund – 21.4%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.24% (Cost $1,508,272)	(A)	1,508,272	$1,508,272

Total Investments (Cost $7,245,910) – 108.4%	(B)		$7,647,788
Liabilities in Excess of Other Assets – (8.4)%			(593,460)

Net Assets – 100.00%			$7,054,328

[29]	(continued)

Timothy Plan Family of Funds	Emerging Markets (Continued)

Schedule of Investments	As of March 28, 2013 (Unaudited)

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at March 28, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,245,910 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$557,933
Unrealized depreciation	(156,055)

Net unrealized appreciation	$401,878

Diversification of Assets

Country	% of Net Assets
Austria	2.61%
Brazil	20.71%
China	4.27%
Hong Kong	7.34%
India	2.72%
Luxembourg	1.98%
Mexico	6.17%
Panama	1.86%
Russia	6.50%
Singapore	4.90%
South Korea	19.61%
Taiwan	1.42%
Turkey	5.70%
UAE	1.25%
Total	87.04%
Money Market Fund	21.40%
Liabilities in Excess of Other Assets	(8.44)%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

[30]

Timothy Plan Family of Funds

Statements of Assets and Liabilities	March 28, 2013 (Unaudited)

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Assets:
Investments, at cost	$14,808,693	$28,249,039	$43,677,888	$50,221,446	$89,157,661	$83,023,780

Investments, at value	$17,149,130	$34,215,942	$49,633,505	$61,478,526	$127,129,457	$86,636,342
Receivable for securities sold	272,713	33,274	286,762	670,425	—	1,386,227
Receivable for fund shares sold	9,051	150,573	92,905	112,141	176,562	54,903
Dividends and interest receivable	5,436	61,609	34,035	57,613	156,998	672,169
Receivable for foreign tax reclaims	—	38,697	—	—	—	—
Prepaid expenses and other assets	37,585	31,423	31,986	31,124	37,350	33,322

Total assets	17,473,915	34,531,518	50,079,193	62,349,829	127,500,367	88,782,963

Liabilities:
Payable for securities purchased	112,729	73,290	20,025	295,611	—	3,418,683
Accrued advisory fees	11,207	26,082	32,168	39,580	81,857	29,363
Accrued 12b-1 fees	4,531	7,624	12,385	14,875	30,773	21,601
Payable for fund shares redeemed	—	8,645	21,207	38,360	141,195	105,703
Accrued expenses and other liabilities	45,547	54,770	52,757	37,107	105,903	75,794

Total liabilities	174,014	170,411	138,542	425,533	359,728	3,651,144

Net assets	$17,299,901	$34,361,107	$49,940,651	$61,924,296	$127,140,639	$85,131,819

Net assets consist of:
Paid in capital	$15,154,303	$44,995,376	$42,470,519	$48,842,088	$99,848,873	$81,186,538
Undistributed net investment income (loss)	(341,237)	(201,974)	(78,251)	172,366	456,722	305,577
Accumulated net realized gain (loss) on investments	146,398	(16,399,198)	1,592,766	1,652,762	(11,136,752)	27,142
Net unrealized appreciation on investments	2,340,437	5,966,903	5,955,617	11,257,080	37,971,796	3,612,562

Net assets	$17,299,901	$34,361,107	$49,940,651	$61,924,296	$127,140,639	$85,131,819

Class A
Net assets	$15,165,142	$32,292,142	$44,718,909	$56,046,228	$115,327,539	$75,873,526
Shares of beneficial interest outstanding	1,903,243	4,047,756	5,888,194	3,184,158	6,831,168	7,045,470
Net Asset Value, offering price and redemption price per share	$7.97	$7.98	$7.59	$17.60	$16.88	$10.77

Offering price per share (NAV / 0.945) *(NAV / 0.955)	$8.43	$8.44	$8.03	$18.62	$17.86	$11.28	*

Class C
Net assets	$2,134,759	$2,068,965	$5,221,742	$5,878,068	$11,813,100	$9,258,293
Shares of beneficial interest outstanding	296,977	264,159	764,508	390,431	784,608	889,435
Net asset value, offering price and redemption price per share	$7.19	$7.83	$6.83	$15.06	$15.06	$10.41

Minimum redemption price per share (NAV * 0.99)	$7.12	$7.75	$6.76	$14.90	$14.91	$10.30

The accompanying notes are an integral part of these financial statements.

[31]

Timothy Plan Family of Funds

Statements of Assets and Liabilities	March 28, 2013 (Unaudited)

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund (1)
Assets:
Investments, at cost	$37,977,928		$7,724,357	$74,139,952	$35,257,634	$46,062,411	$7,245,910

Investments, at value	$40,035,079		$8,940,835	$78,194,018	$39,951,297	$51,682,732	$7,647,788
Dividends and interest receivable	771,957		31,020	140,996	—	99,212	577
Receivable for securities sold	527,988		—	—	—	—	—
Receivable for fund shares sold	144,454		19,018	102,410	22,983	44,555	4,708
Cash	—		121,806	50	—	—	2,390
Receivable for foreign tax reclaims	—		—	3,648	—	—	—
Prepaid expenses and other assets	31,216		20,234	26,477	30,747	28,416	24,161

Total assets	41,510,694		9,132,913	78,467,599	40,005,027	51,854,915	7,679,624

Liabilities:
Payable for securities purchased	375,000		211,403	—	—	99,204	417,560
Payable for fund shares redeemed	53,686		4,171	302,851	25,764	9,825	—
Accrued advisory fees	18,575		6,551	35,943	19,708	25,531	6,224
Accrued 12b-1 fees	8,936		1,786	25,633	4,040	5,505	—
Due to broker	—		—	—	—	—	194,517
Accrued expenses and other liabilities	36,418		26,922	76,962	52,659	53,718	6,995

Total liabilities	492,615		250,833	441,389	102,171	193,783	625,296

Net assets	$41,018,079		$8,882,080	$78,026,210	$39,902,856	$51,661,132	$7,054,328

Net assets consist of:
Paid in capital	$40,480,484		$7,882,131	$73,315,018	$45,047,280	$50,062,136	$6,691,253
Undistributed net investment income (loss)	61,675		(125,097)	119,295	304,199	231,550	(50,402)
Accumulated net realized gain (loss) on investments	(1,581,231)		(91,432)	537,831	(10,142,286)	(4,252,875)	11,599
Net unrealized appreciation on investments	2,057,151		1,216,478	4,054,066	4,693,663	5,620,321	401,878

Net assets	$41,018,079		$8,882,080	$78,026,210	$39,902,856	$51,661,132	$7,054,328

Class A
Net assets	$38,874,871		$8,562,631	$57,553,648	$32,758,991	$42,136,625	$6,926,565
Shares of beneficial interest outstanding	4,004,296		743,547	4,841,002	4,097,660	4,064,963	653,430
Net Asset Value, offering price and redemption price per share	$9.71		$11.52	$11.89	$7.99	$10.37	$10.60

Offering price per share (NAV / 0.945) *(NAV / 0.955)	$10.17	*	$12.19	$12.58	$8.46	$10.97	$11.22

Class C
Net assets	$2,143,208		$319,449	$20,472,562	$7,143,865	$9,524,507	$127,763
Shares of beneficial interest outstanding	218,871		28,056	1,763,121	965,956	983,711	12,060
Net asset value, offering price and redemption price per share	$9.79		$11.39	$11.61	$7.40	$9.68	$10.59

Minimum redemption price per share (NAV * 0.99)	$9.69		$11.27	$11.50	$7.32	$9.59	$10.48

(1)	The Emerging Markets Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of these financial statements.

[32]

Timothy Plan Family of Funds

Statements of Operations	For the Six Months Ended March 28, 2013

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$203	$499	$713	$575	$1,674	$1,175,559
Dividend income	68,489	321,999	326,212	629,190	1,378,552	—
Foreign tax withheld	—	(35,733)	—	—	—	—

Total investment income	68,692	286,765	326,925	629,765	1,380,226	1,175,559

Operating expenses:
Investment advisory fees	67,322	157,940	195,527	227,775	479,326	247,623
12b-1 Fees:
Class A	17,245	37,372	51,778	60,753	127,677	92,027
Class C	10,223	8,453	22,921	24,960	53,204	44,598
Administration fees	21,320	41,005	59,028	68,512	142,498	104,696
Custody fees	15,911	5,375	9,350	7,285	9,172	8,170
Non 12b-1 shareholder servicing fees	8,895	10,065	19,535	9,666	44,750	28,915
Registration fees	8,799	16,694	15,650	15,917	17,948	17,325
Audit fees	6,321	6,960	6,321	6,321	6,321	6,321
Printing expenses	2,581	5,213	7,408	8,589	18,050	15,069
Compliance officer fees	2,209	4,439	5,319	10,886	12,386	9,390
Legal fees	1,432	2,892	4,066	4,757	9,970	7,483
Trustees’ fees	790	1,597	2,303	2,694	5,664	4,350
Insurance expenses	267	541	764	890	1,868	1,409
Miscellaneous expenses	3,090	4,372	5,206	4,555	10,790	6,213

Total operating expenses	166,405	302,918	405,176	453,560	939,624	593,589
Less: Expenses waived by advisor	—	—	—	—	—	(61,906)

Net operating expenses	166,405	302,918	405,176	453,560	939,624	531,683

Net investment income (loss)	(97,713)	(16,153)	(78,251)	176,205	440,602	643,876

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	1,057,359	(119,936)	1,897,215	4,261,415	473,813	351,633
Net change in unrealized appreciation on investments	881,797	3,123,643	2,915,785	5,569,498	14,825,632	(1,425,124)

Net realized and unrealized gain (loss) on investments	1,939,156	3,003,707	4,813,000	9,830,913	15,299,445	(1,073,491)

Net increase (decrease) in net assets resulting from operations	$1,841,443	$2,987,554	$4,734,749	$10,007,118	$15,740,047	$(429,615)

The accompanying notes are an integral part of these financial statements.

[33]

Timothy Plan Family of Funds

Statements of Operations	For the Six Months Ended March 28, 2013

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund (1)
Investment Income:
Interest income	$1,219,193	$69	$111,439	$291	$215	$577
Dividend income	—	85,511	422,545	—	—	15,812
Dividend income from affiliated funds	—	—	—	563,289	544,615	—
Foreign tax withheld	—	(21,127)	(14,013)	—	—	(657)

Total investment income	1,219,193	64,453	519,971	563,580	544,830	15,732

Operating expenses:
Investment advisory fees	110,491	39,510	218,857	123,256	157,750	23,712
12b-1 Fees:
Class A	43,703	9,621	67,193	—	—	5,003
Class C	9,338	1,027	95,989	25,054	33,895	167
Administration fees	47,557	11,397	92,710	48,926	62,193	6,564
Registration fees	15,424	16,841	20,162	16,363	16,944	12,920
Audit fees	7,802	7,589	8,003	6,321	6,321	5,320
Non 12b-1 shareholder servicing fees	7,560	3,830	10,305	5,750	7,255	2,660
Printing expenses	5,780	2,632	12,566	6,497	8,186	1,072
Compliance officer fees	4,176	1,002	9,033	4,985	6,045	858
Custody fees	3,349	8,611	19,818	6,460	6,307	6,080
Legal fees	3,149	731	7,009	3,625	4,534	536
Trustees’ fees	1,816	401	3,818	1,974	2,512	375
Insurance expenses	595	97	1,305	674	847	107
Miscellaneous expenses	3,470	1,931	6,479	3,904	5,336	760

Total operating expenses	264,210	105,220	573,247	253,789	318,125	66,134
Less: Expenses waived by advisor	—	—	—	—	—	—

Net operating expenses	264,210	105,220	573,247	253,789	318,125	66,134

Net investment income (loss)	954,983	(40,767)	(53,276)	309,791	226,705	(50,402)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	22,605	(83,508)	1,247,286	658,308	852,662	11,599
Net change in unrealized appreciation on investments	824,132	1,117,103	(2,535,900)	1,992,572	1,253,461	401,878

Net realized and unrealized gain (loss) on investments	846,737	1,033,595	(1,288,614)	2,650,880	2,106,123	413,477

Net increase (decrease) in net assets resulting from operations	$1,801,720	$992,828	$(1,341,890)	$2,960,671	$2,332,828	$363,075

(1)	The Emerging Markets Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of these financial statements.

[34]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment income (loss)	$(97,713)	$(299,924)	$(16,153)	$106,450	$(78,251)	$(292,039)
Net realized gain (loss) on investments	1,057,359	1,298,159	(119,936)	(1,260,746)	1,897,215	2,840,379
Capital gain dividends from REITs	—	68	—	—	—	226
Distributions of realized gains by underlying investment companies	—	84	—	—	—	723
Net change in unrealized appreciation (depreciation) on investments	881,797	2,716,915	3,123,643	5,891,664	2,915,785	6,897,905

Net increase in net assets resulting from operations	1,841,443	3,715,302	2,987,554	4,737,368	4,734,749	9,447,194

Distributions to Shareholders:
Net investment income
Class A	—	—	(230,752)	(1,003,855)	—	—
Class C	—	—	—	(37,702)	—	—
Net realized gains
Class A	—	—	—	—	(2,446,061)	(1,655,964)
Class C	—	—	—	—	(296,634)	(154,620)

Total dividends and distributions to shareholders	—	—	(230,752)	(1,041,557)	(2,742,695)	(1,810,584)

Share transactions of beneficial interest:
Net proceeds from shares sold
Class A	1,539,865	5,287,889	4,142,934	9,560,090	3,643,150	10,978,227
Class C	153,838	521,055	435,800	368,778	661,897	1,699,860
Reinvestment of dividends and distributions
Class A	—	—	202,274	913,673	2,267,318	1,589,285
Class C	—	—	3	29,877	239,483	114,500
Cost of shares redeemed
Class A	(2,388,663)	(6,391,333)	(4,446,520)	(12,627,271)	(4,466,419)	(12,456,411)
Class C	(445,363)	(559,765)	(141,917)	(379,323)	(325,601)	(611,223)

Net increase (decrease) in net assets from share transactions of beneficial interest	(1,140,323)	(1,142,154)	192,574	(2,134,176)	2,019,828	1,314,238

Total Increase in Net Assets	701,120	2,573,148	2,949,376	1,561,635	4,011,882	8,950,848

The accompanying notes are an integral part of these financial statements.

[35]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012
Net Assets:
Beginning of period	16,598,781	14,025,633	31,411,731	29,850,096	45,928,769	36,977,921

End of period*	$17,299,901	$16,598,781	$34,361,107	$31,411,731	$49,940,651	$45,928,769

* Includes undistributed net investment income (loss) at end of period	$(341,237)	$(243,524)	$(201,974)	$44,931	$(78,251)	$—

Share Activity:
Shares Sold
Class A	209,027	767,834	545,725	1,359,366	502,961	1,578,172
Class C	22,902	83,427	57,158	54,008	100,413	261,889
Shares Reinvested
Class A	—	—	26,720	137,809	324,831	248,326
Class C	—	—	—	4,582	38,074	19,606
Shares Redeemed
Class A	(333,117)	(942,716)	(598,496)	(1,771,028)	(615,034)	(1,808,904)
Class C	(68,252)	(89,997)	(19,163)	(55,851)	(49,742)	(95,547)

Net increase (decrease) in shares of beneficial interest outstanding	(169,440)	(181,452)	11,944	(271,114)	301,501	203,542

The accompanying notes are an integral part of these financial statements.

[36]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Small Cap Value Fund		Large/ Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment income (loss)	$176,205	$62,933	$440,602	$359,304	$643,876	$1,447,185
Net realized gain on investments	4,261,415	719,802	473,813	2,183,461	351,633	1,119,022
Capital gain dividends from REITs	—	105,312	—	—	—	—
Distributions of realized gains by underlying investment companies	—	27,521	—	14,053	—	—
Net change in unrealized appreciation (depreciation) on investments	5,569,498	13,945,528	14,825,632	19,698,121	(1,425,124)	83,832

Net increase (decrease) in net assets resulting from operations	10,007,118	14,861,096	15,740,047	22,254,939	(429,615)	2,650,039

Distributions to Shareholders:
Net investment income
Class A	(66,772)	—	(329,403)	(192,686)	(323,775)	(1,390,052)
Class C	—	—	—	—	(14,524)	(117,270)
From return of capital
Class A	—	—	—	—	—	(164,680)
Class C	—	—	—	—	—	(22,138)

Total dividends and distributions to shareholders	(66,772)	—	(329,403)	(192,686)	(338,299)	(1,694,140)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,941,470	9,466,165	14,516,523	22,377,135	11,345,257	29,593,291
Class C	671,739	741,076	1,040,492	1,527,688	1,767,208	2,584,354
Reinvestment of dividends and distributions
Class A	63,152	—	282,582	166,163	288,961	1,387,933
Class C	—	—	—	—	12,276	118,494
Cost of shares redeemed
Class A	(5,965,686)	(14,169,607)	(14,062,905)	(20,066,761)	(9,769,395)	(16,548,854)
Class C	(639,531)	(940,033)	(1,347,872)	(1,923,286)	(1,426,338)	(2,079,274)

Net increase (decrease) in net assets from share transactions of beneficial interest	(928,856)	(4,902,399)	428,820	2,080,939	2,217,969	15,055,944

Total Increase in Net Assets	9,011,490	9,958,697	15,839,464	24,143,192	1,450,055	16,011,843

The accompanying notes are an integral part of these financial statements.

[37]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/ Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012
Net Assets:
Beginning of period	52,912,806	42,954,109	111,301,175	87,157,983	83,681,764	67,669,921

End of period*	$61,924,296	$52,912,806	$127,140,639	$111,301,175	$85,131,819	$83,681,764

* Includes undistributed net investment income at end of period	$172,366	$62,933	$456,722	$345,523	$305,577	$—

Share Activity:
Shares Sold
Class A	313,922	689,419	932,794	1,617,146	1,047,426	2,736,275
Class C	48,639	63,479	74,335	123,919	169,066	247,361
Shares Reinvested
Class A	4,202	—	18,616	12,494	26,798	128,523
Class C	—	—	—	—	1,179	11,334
Shares Redeemed
Class A	(389,152)	(1,051,072)	(920,411)	(1,442,807)	(901,473)	(1,531,237)
Class C	(48,949)	(80,270)	(97,826)	(154,756)	(136,494)	(198,943)

Net increase (decrease) in shares of beneficial interest outstanding	(71,338)	(378,444)	7,507	155,996	206,502	1,393,313

The accompanying notes are an integral part of these financial statements.

[38]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Period Ended(1) September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012
Operations:
Net investment income (loss)	$954,983	$1,729,254	$(40,767)	$(109,693)	$(53,276)	$16,603
Net realized gain (loss) on investments	22,605	190,990	(83,508)	1,366	1,247,286	909,400
Capital gain dividends from REITs	—	—	—	—	—	52,388
Net change in unrealized appreciation (depreciation) on investments	824,132	2,130,949	1,117,103	99,375	(2,535,900)	7,160,412

Net increase (decrease) in net assets resulting from operations	1,801,720	4,051,193	992,828	(8,952)	(1,341,890)	8,138,803

Distributions to Shareholders:
Net investment income
Class A	(853,708)	(1,666,004)	—	—	(28)	(463,463)
Class C	(39,600)	(72,710)	—	—	(10)	(30,067)
From net realized gains
Class A	—	—	—	—	(97,172)	(3,030,191)
Class C	—	—	—	—	(35,276)	(856,233)
From return of capital
Class A	—	(49,301)	—	—	—	(175,127)
Class C	—	(2,413)	—	—	—	(52,013)

Total dividends and distributions to shareholders	(893,308)	(1,790,428)	—	—	(132,486)	(4,607,094)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,304,763	20,228,788	1,298,121	11,718,256	11,384,133	31,938,021
Class C	553,588	734,558	161,839	336,402	3,746,446	6,490,538
Reinvestment of dividends and distributions
Class A	762,389	1,538,720	—	—	92,008	3,264,161
Class C	30,856	57,907	—	—	34,945	932,036
Cost of shares redeemed
Class A	(4,446,966)	(13,635,827)	(1,689,196)	(3,724,284)	(5,423,283)	(28,825,727)
Class C	(169,919)	(413,933)	(82,230)	(120,704)	(1,663,231)	(2,770,955)

Net increase (decrease) in net assets from share transactions of beneficial interest	5,034,711	8,510,213	(311,466)	8,209,670	8,171,018	11,028,074

Total Increase in Net Assets	5,943,123	10,770,978	681,362	8,200,718	6,696,642	14,559,783

(1)	The Israel Common Values Fund commenced operations on October 12, 2011.

The accompanying notes are an integral part of these financial statements.

[39]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Period Ended(1) September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012
Net Assets:
Beginning of period	35,074,956	24,303,978	8,200,718	—	71,329,568	56,769,785

End of period*	$41,018,079	$35,074,956	$8,882,080	$8,200,718	$78,026,210	$71,329,568

* Includes undistributed net investment income (loss) at end of period	$61,675	$—	$(125,097)	$(84,330)	$119,295	$172,609

Share Activity:
Shares Sold
Class A	860,587	2,188,769	118,690	1,153,664	951,046	2,657,882
Class C	56,802	78,895	14,691	33,037	319,840	558,363
Shares Reinvested
Class A	78,942	166,421	—	—	7,699	283,347
Class C	3,167	6,212	—	—	2,989	82,046
Shares Redeemed
Class A	(463,839)	(1,479,733)	(160,331)	(368,476)	(453,267)	(2,475,935)
Class C	(17,464)	(44,704)	(8,159)	(11,514)	(142,628)	(239,208)

Net increase (decrease) in shares of beneficial interest outstanding	518,197	915,860	(35,108)	806,711	685,679	866,495

The accompanying notes are an integral part of these financial statements.

[40]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund(1)
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Period Ended March 28, 2013 (Unaudited)
Operations:
Net investment income (loss)	$309,791	$182,207	$226,705	$269,076	$(50,402)
Net realized gain (loss) on investments	658,308	(447,532)	852,662	1,635,113	11,599
Capital gain distributions from affiliated funds	—	628,601	—	644,601	—
Net change in unrealized appreciation on investments	1,992,572	6,437,198	1,253,461	3,133,017	401,878

Net increase (decrease) in net assets resulting from operations	2,960,671	6,800,474	2,332,828	5,681,807	363,075

Distributions to Shareholders:
Net Investment Income
Class A	(187,794)	—	(271,500)	(49,894)	—
Class C	(5)	—	—	—	—

Total dividends and distributions to shareholders	(187,799)	—	(271,500)	(49,894)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,590,999	2,739,030	3,617,274	5,968,016	6,987,288
Class C	430,519	818,628	838,624	1,927,268	127,545
Reinvestment of dividends and distributions
Class A	183,121	—	251,053	46,328	—
Class C	—	—	—	—	—
Cost of shares redeemed
Class A	(3,535,867)	(7,434,707)	(3,427,445)	(5,947,763)	(423,580)
Class C	(625,232)	(1,552,381)	(912,713)	(1,686,942)	—

Net increase (decrease) in net assets from share transactions of beneficial interest	(1,956,460)	(5,429,430)	366,793	306,907	6,691,253

Total Increase in Net Assets	816,412	1,371,044	2,428,121	5,938,820	7,054,328

(1)	The Emerging Markets Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of these financial statements.

[41]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund(1)
	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 28, 2013 (Unaudited)	Year Ended September 30, 2012	Period Ended March 28, 2013 (Unaudited)
Net Assets:
Beginning of period	39,086,444	37,715,400	49,233,011	43,294,191	—

End of period*	$39,902,856	$39,086,444	$51,661,132	$49,233,011	$7,054,328

* Includes undistributed net investment income (loss) at end of period	$304,199	$182,207	$231,550	$276,345	$(50,402)

Share Activity:
Shares Sold
Class A	208,155	382,740	358,079	621,169	694,348
Class C	60,352	124,012	88,804	213,342	12,060
Shares Reinvested
Class A	24,416	—	25,257	4,939	—
Class C	—	—	—	—	—
Shares Redeemed
Class A	(467,176)	(1,040,902)	(341,875)	(618,780)	(40,918)
Class C	(89,406)	(235,669)	(96,999)	(187,625)	—

Net increase (decrease) in shares of beneficial interest outstanding	(263,659)	(769,819)	33,266	33,045	665,490

The accompanying notes are an integral part of these financial statements.

[42]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class A Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008		2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.10		$5.57		$5.42		$4.51	$3.71		$6.80		$7.04

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(B)	(0.12	)(B)	(0.10	)(B)	(0.09)	(0.05)		(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	0.90		1.65		0.25		1.00	0.85		(3.01)		0.59

Total from investment operations	0.87		1.53		0.15		0.91	0.80		(3.08)		0.53

Less Distributions:
From net investment income	—		—		—		—	—		—		—
From net realized gains on investments	—		—		—		—	—		(0.01)		(0.77)

Total distributions	—		—		—		—	—		(0.01)		(0.77)

Net asset value, end of period	$7.97		$7.10		$5.57		$5.42	$4.51		$3.71		$6.80

Total return (C)(D)	12.10	%(F)	27.47%		2.77%		20.18%	21.56	%(F)	(45.27)%		7.66%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$15,165		$14,398		$12,259		$13,247	$17,007		$14,575		$24,041
Ratios to average net assets
Expenses, before reimbursement	2.00	%(G)	2.12%		1.81%		1.88%	1.85	%(G)	1.72%		1.52%
Expenses, net reimbursement	2.00	%(G)	2.12%		1.81%		1.88%	1.85	%(G)	1.72%		1.55%
Net investment income (loss), before reimbursement	1.14	%(G)	(1.78)%		(1.52)%		(1.61)%	(1.58	)%(G)	(1.33)%		(0.94)%
Net investment income (loss), net reimbursement	1.14	%(G)	(1.78)%		(1.52)%		(1.61)%	(1.58	)%(G)	(1.33)%		(0.97)%
Portfolio turnover rate	58%		147%		201%		89%	136%		244	%(E)	59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[43]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class C Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008		2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$6.43		$5.06		$4.98		$4.18	$3.46		$6.37		$6.69

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(B)	(0.16	)(B)	(0.13	)(B)	(0.11)	(0.06)		(0.11)		(0.10)
Net realized and unrealized gain (loss) on investments	0.82		1.53		0.21		0.91	0.78		(2.79)		0.55

Total from investment operations	0.76		1.37		0.08		0.80	0.72		(2.90)		0.45

Less Distributions:
From net investment income	—		—		—		—	—		—		—
From net realized gains on investments	—		—		—		—	—		(0.01)		(0.77)

Total distributions	—		—		—		—	—		(0.01)		(0.77)

Net asset value, end of period	$7.19		$6.43		$5.06		$4.98	$4.18		$3.46		$6.37

Total return (C)(D)	11.82	%(F)	27.08%		1.61%		19.14%	20.81	%(F)	(45.50)%		6.86%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,135		$2,201		$1,766		$1,670	$1,477		$1,272		$2,277
Ratios to average net assets
Expenses, before reimbursement	2.75	%(G)	2.87%		2.57%		2.63%	2.60	%(G)	2.47%		2.27%
Expenses, net reimbursement	2.75	%(G)	2.87%		2.57%		2.63%	2.60	%(G)	2.47%		2.30%
Net investment income (loss), before reimbursement	(1.89	)%(G)	(2.53)%		(2.28)%		(2.35)%	(2.33	)%(G)	(2.08)%		(1.70)%
Net investment income (loss), net reimbursement	(1.89	)%(G)	(2.53)%		(2.28)%		(2.35)%	(2.33	)%(G)	(2.08)%		(1.73)%
Portfolio turnover rate	58%		147%		201%		89%	136%		244	%(E)	59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[44]

Timothy Plan Family of Funds

Financial Highlights

International
(Class A Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007 (C)
2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.31	$6.54	$7.71	$7.52	$5.92	$11.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	(B)	0.03	(B)	0.20	(B)	0.04	0.08	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.73	0.97	(1.33)	0.26	1.52	(5.08)	1.00

Total from investment operations	0.73	1.00	(1.13)	0.30	1.60	(4.99)	1.04

Less Distributions:
From net investment income	(0.06)	(0.23)	(0.04)	(0.11)	—	(0.09)	(0.04)
From net realized gains on investments	—	—	—	—	—	—	—

Total distributions	(0.06)	(0.23)	(0.04)	(0.11)	—	(0.09)	(0.04)

Net asset value, end of period	$7.98	$7.31	$6.54	$7.71	$7.52	$5.92	$11.00

Total return (D)(E)	10.01	%(F)	15.73%	(14.72)%	3.93%	27.03	%(F)	(45.38)%	10.39	%(F)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$32,292	$29,794	$28,423	$35,206	$37,248	$31,214	$42,298
Ratio of expenses to average net assets	1.88	%(G)	1.82%	1.70%	1.74%	1.72	%(G)	1.66%	1.69	%(G)
Ratio of net investment income (loss) to average net assets	(0.06	)%(G)	0.38%	2.45%	0.58%	1.68	%(G)	1.12%	0.58	%(G)
Portfolio turnover rate	12%	34%	62%	41%	38%	32%	13%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[45]

Timothy Plan Family of Funds

Financial Highlights

International
(Class C Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007 (C)
2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.15	$6.39	$7.58	$7.41	$5.87	$10.97	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(B)	(0.02	)(B)	0.13	(B)	(0.01)	0.04	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	0.71	0.95	(1.29)	0.25	1.50	(5.07)	0.99

Total from investment operations	0.68	0.93	(1.16)	0.24	1.54	(5.03)	0.97

Less Distributions:
From net investment income	—	(0.17)	(0.03)	(0.07)	—	(0.07)	—	*
From net realized gains on investments	—	—	—	—	—	—	—

Total distributions	—	(0.17)	(0.03)	(0.07)	—	(0.07)	—

Net asset value, end of period	$7.83	$7.15	$6.39	$7.58	$7.41	$5.87	$10.97

Total return (D)(E)	9.51	%(F)	14.88%	(15.40)%	3.27%	26.24	%(F)	(45.79)%	9.71	%(F)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,069	$1,617	$1,427	$1,941	$1,417	$984	$1,318
Ratio of expenses to average net assets	2.63	%(G)	2.57%	2.45%	2.49%	2.47	%(G)	2.40%	2.48	%(G)
Ratio of net investment income (loss) to average net assets	(0.81	)%(G)	(0.32)%	1.58%	(0.15)%	0.85	%(G)	0.45%	(0.44	)%(G)
Portfolio turnover rate	12%	34%	62%	41%	38%	32%	13%

*	Amount is less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 3, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[46]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class A Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008		2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.30		$6.05		$5.99		$5.37	$4.38		$6.89		$7.25

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(B)	(0.04	)(B)	(0.04	)(B)	(0.04)	(0.02)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	0.73		1.61		0.10		0.66	1.01		(2.46)		0.39

Total from investment operations	0.72		1.57		0.06		0.62	0.99		(2.50)		0.36

Less Distributions:
From net investment income	—		—		—		—	—		—		—
From net realized gains on investments	(0.43)		(0.32)		—		—	—		(0.01)		(0.72)

Total distributions	(0.43)		(0.32)		—		—	—		(0.01)		(0.72)

Net asset value, end of period	$7.59		$7.30		$6.05		$5.99	$5.37		$4.38		$6.89

Total return (C)(D)	10.42	%(F)	26.61%		1.00%		11.55%	22.60	%(F)	(36.30)%		5.09%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$44,719		$41,446		$34,252		$38,865	$35,973		$32,484		$53,183
Ratios to average net assets
Expenses, before reimbursement	1.69	%(G)	1.68%		1.60%		1.66%	1.67	%(G)	1.56%		1.46%
Expenses, net reimbursement	1.69	%(G)	1.68%		1.60%		1.66%	1.67	%(G)	1.56%		1.46%
Net investment income (loss), before reimbursement	(0.27	)%(G)	(0.63)%		(0.64)%		(0.74)%	(0.58	)%(G)	(0.64)%		(0.37)%
Net investment income (loss), net reimbursement	(0.27	)%(G)	(0.63)%		(0.64)%		(0.74)%	(0.58	)%(G)	(0.64)%		(0.37)%
Portfolio turnover rate	38%		127%		150%		78%	78%		177	%(E)	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[47]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class C Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008		2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$6.63		$5.57		$5.55		$5.01	$4.11		$6.51		$6.95

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(B)	(0.09	)(B)	(0.09	)(B)	(0.08)	(0.04)		(0.08)		(0.07)
Net realized and unrealized gain (loss) on investments	0.66		1.47		0.11		0.62	0.94		(2.31)		0.35

Total from investment operations	0.63		1.38		0.02		0.54	0.90		(2.39)		0.28

Less Distributions:
From net investment income	—		—		—		—	—		—		—
From net realized gains on investments	(0.43)		(0.32)		—		—	—		(0.01)		(0.72)

Total distributions	(0.43)		(0.32)		—		—	—		(0.01)		(0.72)

Net asset value, end of period	$6.83		$6.63		$5.57		$5.55	$5.01		$4.11		$6.51

Total return (C)(D)	10.10	%(F)	25.47%		0.36%		10.78%	21.90	%(F)	(36.73)%		4.15%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$5,222		$4,483		$2,726		$2,523	$2,120		$1,971		$3,097
Ratios to average net assets
Expenses, before reimbursement	2.44	%(G)	2.44%		2.35%		2.41%	2.42	%(G)	2.31%		2.22%
Expenses, net reimbursement	2.44	%(G)	2.44%		2.35%		2.41%	2.42	%(G)	2.31%		2.22%
Net investment income (loss), before reimbursement	(1.02	)%(G)	(1.38)%		(1.38)%		(1.49)%	(1.33	)%(G)	(1.39)%		(1.12)%
Net investment income (loss), net reimbursement	(1.02	)%(G)	(1.38)%		(1.38)%		(1.49)%	(1.33	)%(G)	(1.39)%		(1.12)%
Portfolio turnover rate	38%		127%		150%		78%	78%		177	%(E)	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[48]

Timothy Plan Family of Funds

Financial Highlights

	Small Cap Value
	(Class A Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$14.74		$10.82		$11.28		$10.25	$8.88		$13.27	$14.94

Income (loss) from investment operations:
Net investment income (loss)	0.06	(B)	0.03	(B)	(0.05	)(B)	(0.06)	(0.05)		0.01	0.04
Net realized and unrealized gain (loss) on investments	2.82		3.89		(0.41	)(C)	1.09	1.42		(4.33)	0.36

Total from investment operations	2.88		3.92		(0.46)		1.03	1.37		(4.32)	0.40

Less Distributions:
From net investment income	(0.02)		—		—		—	—		—	(0.03)
From net realized gains on investments	—		—		—		—	—		(0.07)	(2.04)

Total distributions	(0.02)		—		—		—	—		(0.07)	(2.07)

Net asset value, end of period	$17.60		$14.74		$10.82		$11.28	$10.25		$8.88	$13.27

Total return (D)(E)	19.57	%(F)	36.23%		(4.08)%		10.05%	15.43	%(F)	(32.50)%	2.87%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$56,046		$47,976		$39,145		$40,482	$47,268		$42,651	$62,525
Ratio of expenses to average net assets	1.62	%(G)	1.59%		1.53%		1.59%	1.59	%(G)	1.50%	1.44%
Ratio of net investment income (loss) to average net assets	0.73	%(G)	0.19%		(0.36)%		(0.51)%	(0.71	)%(G)	0.05%	0.24%
Portfolio turnover rate	37%		65%		102%		64%	57%		110%	60%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[49]

Timothy Plan Family of Funds

Financial Highlights

	Small Cap Value
	(Class C Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$12.63		$9.35		$9.82		$8.99	$7.83		$11.80	$13.58

Income (loss) from investment operations:
Net investment income (loss)	—	(B)*	(0.06	)(B)	(0.13	)(B)	(0.12)	(0.09)		(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	2.43		3.34		(0.34	)(C)	0.95	1.25		(3.83)	0.31

Total from investment operations	2.43		3.28		(0.47)		0.83	1.16		(3.90)	0.26

Less Distributions:
From net investment income	—		—		—		—	—		—	—
From net realized gains on investments	—		—		—		—	—		(0.07)	(2.04)

Total distributions	—		—		—		—	—		(0.07)	(2.04)

Net asset value, end of period	$15.06		$12.63		$9.35		$9.82	$8.99		$7.83	$11.80

Total return (D)(E)	19.24	%(F)	35.08%		(4.79)%		9.23%	14.81	%(F)	(32.99)%	2.13%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$5,878		$4,937		$3,809		$4,186	$3,867		$3,901	$6,341
Ratio of expenses to average net assets	2.37	%(G)	2.34%		2.28%		2.34%	2.34	%(G)	2.25%	2.19%
Ratio of net investment income (loss) to average net assets	(0.02	)%(G)	(0.55)%		(1.12)%		(1.26)%	(1.45	)%(G)	(0.70)%	(0.47)%
Portfolio turnover rate	37%		65%		102%		64%	57%		110%	60%

*	Less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[50]

Timothy Plan Family of Funds

Financial Highlights

Large/Mid Cap Value
(Class A Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31,
2012	2011	2010	2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$14.80	$11.83	$11.84	$10.72	$9.10	$15.48	$14.31

Income (loss) from investment operations:
Net investment income (loss)	0.06	(B)	0.06	(B)	0.04	(B)	0.05	0.04	0.05	0.15
Net realized and unrealized gain (loss) on investments	2.07	2.94	(0.01	)(C)	1.12	1.58	(6.26)	2.26

Total from investment operations	2.13	3.00	0.03	1.17	1.62	(6.21)	2.41

Less Distributions:
From net investment income	(0.05)	(0.03)	(0.04)	(0.05)	—	(0.03)	(0.16)
From net realized gains on investments	—	—	—	—	—	(0.14)	(1.08)
From return of capital	—	—	—	—	—	—	—

Total distributions	(0.05)	(0.03)	(0.04)	(0.05)	—	(0.17)	(1.24)

Net asset value, end of period	$16.88	$14.80	$11.83	$11.84	$10.72	$9.10	$15.48

Total return (D)(E)	14.43	%(F)	25.39%	0.20%	10.94%	17.80	%(F)	(40.05)%	17.02%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$115,328	$100,632	$78,255	$80,700	$82,784	$69,695	$103,828
Ratio of expenses to average net assets	1.59	%(G)	1.57%	1.51%	1.58%	1.57	%(G)	1.51%	1.44%
Ratio of net investment income (loss) to average net assets	0.85	%(G)	0.42%	0.33%	0.39%	0.57	%(G)	0.39%	0.99%
Portfolio turnover rate	4%	7%	19%	38%	32%	77%	48%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[51]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Value
	(Class C Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$13.20		$10.61		$10.68		$9.73	$8.31		$14.24	$13.28

Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	(0.04	)(B)	(0.05	)(B)	(0.05)	(0.01)		(0.04)	0.02
Net realized and unrealized gain (loss) on investments	1.85		2.63		—	(C)	1.03	1.43		(5.73)	2.10

Total from investment operations	1.86		2.59		(0.05)		0.98	1.42		(5.77)	2.12

Less Distributions:
From net investment income	—		—		(0.02)		(0.03)	—		(0.02)	(0.08)
From net realized gains on investments	—		—		—		—	—		(0.14)	(1.08)
From return of capital	—		—		—		—	—		—	—

Total distributions	—		—		(0.02)		(0.03)	—		(0.16)	(1.16)

Net asset value, end of period	$15.06		$13.20		$10.61		$10.68	$9.73		$8.31	$14.24

Total return (D)(E)	14.09	%(F)	24.41%		(0.52)%		10.12%	17.09	%(F)	16.13%	16.13%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$11,813		$10,669		$8,903		$9,484	$9,552		$8,544	$12,722
Ratio of expenses to average net assets	2.34	%(G)	2.32%		2.26%		2.33%	2.32	%(G)	2.26%	2.19%
Ratio of net investment income (loss) to average net assets	0.10	%(G)	(0.32)%		(0.43)%		(0.35)%	(0.18	)%(G)	(0.35)%	0.18%
Portfolio turnover rate	4%		7%		19%		38%	32%		77%	48%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[52]

Timothy Plan Family of Funds

Financial Highlights

Fixed Income
(Class A Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31,
2012	2011	2010	2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.87	$10.72	$10.56	$10.14	$9.56	$9.99	$9.94

Income (loss) from investment operations:
Net investment income (loss)	0.09	(B)	0.22	(B)	0.28	(B)	0.29	(B)	0.24	0.43	0.44
Net realized and unrealized gain (loss) on investments	(0.07)	0.18	0.18	0.42	0.58	(0.43)	0.06

Total from investment operations	0.02	0.40	0.46	0.71	0.82	—	0.50

Less Distributions:
From net investment income	(0.12)	(0.22)	(0.30)	(0.29)	(0.24)	(0.43)	(0.45)
From return of capital	—	(0.03)	—	—	—	—	—

Total distributions	(0.12)	(0.25)	(0.30)	(0.29)	(0.24)	(0.43)	(0.45)

Net asset value, end of period	$10.77	$10.87	$10.72	$10.56	$10.14	$9.56	$9.99

Total return (C)(D)	(0.49	)%(E)	3.73%	4.42%	7.07%	8.70	%(E)	(0.05)%	5.19%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$75,874	$74,685	$59,405	$58,831	$48,074	$37,367	$45,371
Ratios to average net assets
Expenses, before waiver and reimbursement	1.48	%(F)	1.31%	1.27%	1.36%	1.35	%(F)	1.29%	1.21%
Expenses, net waiver and reimbursement	1.21	%(F)	1.16%	1.15%	1.21%	1.20	%(F)	1.14%	1.06%
Net investment income (loss), before waiver and reimbursement	1.37	%(F)	1.86%	2.58%	2.63%	3.24	%(F)	4.11%	4.33%
Net investment income (loss), net waiver and reimbursement	1.64	%(F)	2.01%	2.71%	2.78%	3.39	%(F)	4.26%	4.48%
Portfolio turnover rate	4%	19%	22%	26%	22%	35%	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[53]

Timothy Plan Family of Funds

Financial Highlights

Fixed Income
(Class C Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31,
2012	2011	2010	2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.51	$10.38	$10.22	$9.82	$9.28	$9.69	$9.66

Income (loss) from investment operations:
Net investment income (loss)	0.05	(B)	0.13	(B)	0.20	(B)	0.21	0.18	0.33	0.37
Net realized and unrealized gain (loss) on investments	(0.08)	0.17	0.17	0.41	0.56	(0.40)	0.04

Total from investment operations	(0.03)	0.30	0.37	0.62	0.74	(0.07)	0.41

Less Distributions:
From net investment income	(0.07)	(0.14)	(0.21)	(0.22)	(0.20)	(0.34)	(0.38)
From return of capital	—	(0.03)	—	—	—	—	—

Total distributions	(0.07)	(0.17)	(0.21)	(0.22)	(0.20)	(0.34)	(0.38)

Net asset value, end of period	$10.41	$10.51	$10.38	$10.22	$9.82	$9.28	$9.69

Total return (C)(D)	(0.79	)%(E)	2.88%	3.68%	6.36%	8.02	%(E)	(0.72)%	4.37%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$9,258	$8,997	$8,265	$8,438	$5,212	$2,883	$2,842
Ratios to average net assets
Expenses, before waiver and reimbursement	2.25	%(F)	2.06%	2.23%	2.12%	2.10	%(F)	2.06%	1.96%
Expenses, net waiver and reimbursement	1.96	%(F)	1.91%	1.90%	1.97%	1.95	%(F)	1.91%	1.81%
Net investment income (loss), before waiver and reimbursement	0.60	%(F)	1.12%	1.61%	1.88%	2.50	%(F)	3.33%	3.59%
Net investment income (loss), net waiver and reimbursement	0.89	%(F)	1.27%	1.95%	2.03%	2.65	%(F)	3.48%	3.74%
Portfolio turnover rate	4%	19%	22%	26%	22%	35%	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[54]

Timothy Plan Family of Funds

Financial Highlights

High Yield Bond
(Class A Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007 (C)
2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.46	$8.71	$9.10	$8.46	$6.23	$9.53	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.25	(B)	0.54	(B)	0.54	(B)	0.60	0.48	0.61	0.36
Net realized and unrealized gain (loss) on investments	0.38	0.76	(0.39)	0.63	2.23	(3.30)	(0.47)

Total from investment operations	0.63	1.30	0.15	1.23	2.71	(2.69)	(0.11)

Less Distributions:
From net investment income	(0.38)	(0.53)	(0.54)	(0.59)	(0.48)	(0.60)	(0.36)
From net realized gains on investments	—	—	—	—	—	(0.01)	—
From return of capital	—	(0.02)	—	—	—	—	—

Total distributions	(0.38)	(0.55)	(0.54)	(0.59)	(0.48)	(0.61)	(0.36)

Net asset value, end of period	$9.71	$9.46	$8.71	$9.10	$8.46	$6.23	$9.53

Total return (D)(E)	5.06	%(F)	15.17%	1.48%	14.98%	45.11	%(F)	(29.55)%	(1.14	)%(F)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$38,875	$33,392	$23,110	$21,617	$18,740	$13,283	$20,284
Ratios to average net assets
Expenses, before waiver and reimbursement	1.40	%(G)	1.39%	1.30%	1.43%	1.46	%(G)	1.41%	1.45	%(G)
Expenses, net waiver and reimbursement	1.40	%(G)	1.39%	1.30%	1.43%	1.46	%(G)	1.41%	1.35	%(G)
Net investment income (loss), before waiver and reimbursement	5.22	%(G)	5.84%	5.81%	6.72%	8.75	%(G)	7.06%	5.67	%(G)
Net investment income (loss), net waiver and reimbursement	5.22	%(G)	5.84%	5.81%	6.72%	8.75	%(G)	7.06%	5.77	%(G)
Portfolio turnover rate	9%	24%	60%	40%	34%	28%	23%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[55]

Timothy Plan Family of Funds

Financial Highlights

High Yield Bond
(Class C Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007 (C)
2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.55	$8.79	$9.17	$8.51	$6.29	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.21	(B)	0.47	(B)	0.47	(B)	0.53	(B)	0.43	(B)	0.53	0.26
Net realized and unrealized gain (loss) on investments	0.36	0.77	(0.39)	0.66	2.24	(3.33)	(0.40)

Total from investment operations	0.57	1.24	0.08	1.19	2.67	(2.80)	(0.14)

Less Distributions:
From net investment income	(0.33)	(0.46)	(0.46)	(0.53)	(0.45)	(0.50)	(0.26)
From net realized gains on investments	—	—	—	—	—	(0.01)	—
From return of capital	—	(0.02)	—	—	—	—	—

Total distributions	(0.33)	(0.48)	(0.46)	(0.53)	(0.45)	(0.51)	(0.26)

Net asset value, end of period	$9.79	$9.55	$8.79	$9.17	$8.51	$6.29	$9.60

Total return (D)(E)	4.55	%(F)	14.33%	0.72%	14.36%	43.90	%(F)	(30.17)%	(1.38	)%(F)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,143	$1,683	$1,194	$1,039	$547	$141	$241
Ratios to average net assets
Expenses, before wavier and reimbursement	2.14	%(G)	2.14%	2.05%	2.18%	2.20	%(G)	2.14%	2.20	%(G)
Expenses, net waiver and reimbursement	2.14	%(G)	2.14%	2.05%	2.18%	2.20	%(G)	2.14%	2.10	%(G)
Net investment income (loss), before waiver and reimbursement	4.48	%(G)	5.08%	5.06%	5.99%	7.55	%(G)	6.26%	5.24	%(G)
Net investment income (loss), net waiver and reimbursement	4.48	%(G)	5.08%	5.06%	5.99%	7.55	%(G)	6.26%	5.34	%(G)
Portfolio turnover rate	9%	24%	60%	40%	34%	28%	23%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[56]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class A Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Period Ended September 30, 2012 (A)

Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (B)	(0.05)		(0.15)
Net realized and unrealized gain on investments	1.40		0.32

Total from investment operations	1.35		0.17

Less Distributions:
From net investment income	—		—
From net realized gains on investments	—		—

Total distributions	—		—

Net asset value, end of period	$11.52		$10.17

Total return (C)(D)	13.16	%(E)	1.80	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,563		$7,983
Ratio of expenses to average net assets	2.64	%(F)	2.82	%(F)
Ratio of net investment income (loss) to average net assets	(1.01	%)(F)	(1.48	%)(F)
Portfolio turnover rate	18%		37%

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[57]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class C Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Period Ended September 30, 2012 (A)
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.09		$10.00

Income (loss) from investment operations:
Net investment income (loss) (B)	(0.09)		(0.22)
Net realized and unrealized gain on investments	1.39		0.31

Total from investment operations	1.30		0.09

Less Distributions:
From net investment income	—		—
From net realized gains on investments	—		—

Total distributions	—		—

Net asset value, end of period	$11.39		$10.09

Total return (C)(D)	12.77	%(E)	1.00	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$319		$217
Ratio of expenses to average net assets	3.39	%(F)	3.53	%(F)
Ratio of net investment income (loss) to average net assets	(1.76	%)(F)	(2.21	%)(F)
Portfolio turnover rate	18%		37%

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[58]

Timothy Plan Family of Funds

Financial Highlights

Defensive Strategies
(Class A Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2010 (A)
2012	2011
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$12.12	$11.28	$10.70	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	(B)	0.02	(B)	0.09	(B)	0.02
Net realized and unrealized gain (loss) on investments	(0.21)	1.62	0.54	1.08

Total from investment operations	(0.21)	1.64	0.63	1.10

Less Distributions:
From net investment income	—	*	(0.10)	—	—
From net realized gains on investments	(0.02)	(0.66)	(0.05)	(0.21)
From return of capital	—	(0.04)	—	(0.19)

Total distributions	(0.02)	(0.80)	(0.05)	(0.40)

Net asset value, end of period	$11.89	$12.12	$11.28	$10.70

Total return (C)(D)	(1.72	)%(E)	14.87%	5.88%	10.97	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$57,554	$52,529	$43,670	$23,360
Ratio of expenses to average net assets	1.37	%(F)	1.33%	1.29%	1.51	%(F)
Ratio of net investment income (loss) to average net assets	0.05	%(F)	0.20%	0.75%	0.13	%(F)
Portfolio turnover rate	27%	247%	64%	41%

*	Less than $0.005 per share.
(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[59]

Timothy Plan Family of Funds

Financial Highlights

Defensive Strategies
(Class C Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2010 (A)
2012	2011
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$11.88	$11.09	$10.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(B)	(0.07	)(B)	0.02	(B)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.21)	1.58	0.54	1.08

Total from investment operations	(0.25)	1.51	0.56	1.02

Less Distributions:
From net investment income	—	*	(0.02)	—	—
From net realized gains on investments	(0.02)	(0.66)	(0.05)	(0.21)
From return of capital	—	(0.04)	—	(0.23)

Total distributions	(0.02)	(0.72)	(0.05)	(0.44)

Net asset value, end of period	$11.61	$11.88	$11.09	$10.58

Total return (C)(D)	(2.09	)%(E)	13.91%	5.28%	10.18	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$20,473	$18,801	$13,100	$5,527
Ratio of expenses to average net assets	2.12	%(F)	2.09%	2.03%	2.28	%(F)
Ratio of net investment income (loss) to average net assets	(0.70	)%(F)	(0.60)%	0.15%	(0.64	)%(F)
Portfolio turnover rate	27%	247%	64%	41%

*	Less than $0.005 per share.
(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[60]

Timothy Plan Family of Funds

Financial Highlights

	Strategic Growth
	(Class A Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.44		$6.27		$6.49		$5.97	$4.86		$9.12	$9.69

Income (loss) from investment operations:
Net investment income (loss)	0.07	(B)	0.04	(B)	(0.02	)(B)	0.02	(0.01)		0.01	0.10
Net realized and unrealized gain (loss) on investments	0.53		1.13		(0.19)		0.50	1.12		(3.66)	0.90

Total from investment operations	0.60		1.17		(0.21)		0.52	1.11		(3.65)	1.00

Less Distributions:
From net investment income	(0.05)		—		—		—	—		(0.09)	(0.10)
From net realized gains on investments	—		—		—		—	—		(0.52)	(1.47)
From return of capital	—		—		(0.01)		—	—		—	—

Total distributions	(0.05)		—		(0.01)		—	—		(0.61)	(1.57)

Net asset value, end of period	$7.99		$7.44		$6.27		$6.49	$5.97		$4.86	$9.12

Total return (C)(D)	8.04	%(G)	18.66%		(3.29)%		8.71%	22.84	%(G)	(39.82)%	10.45%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$32,759		$32,250		$31,269		$34,098	$30,066		$25,440	$44,231
Ratio of expenses to average net assets (E)	1.21	%(H)	1.15%		1.05%		1.11%	1.11	%(H)	1.03%	1.00%
Ratio of net investment income (loss) to average net assets (E)(F)	1.76	%(H)	(0.60)%		(0.23)%		0.30%	(0.25	)%(H)	0.12%	1.10%
Portfolio turnover rate	11%		33%		22%		25%	5%		17%	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[61]

Timothy Plan Family of Funds

Financial Highlights

	Strategic Growth
	(Class C Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$6.87		$5.82		$6.09		$5.64	$4.62		$8.70	$9.31

Income (loss) from Investment Operations:
Net investment income (loss)	0.04	(B)	(0.01	)(B)	(0.07	)(B)	(0.03)	(0.04)		(0.05)	0.03
Net realized and unrealized gain (loss) on investments	0.49		1.06		(0.20)		0.48	1.06		(3.47)	0.86

Total from investment operations	0.53		1.05		(0.27)		0.45	1.02		(3.52)	0.89

Less Distributions:
From net investment income	—		—		—		—	—		(0.04)	(0.03)
From net realized gains on investments	—		—		—		—	—		(0.52)	(1.47)

Total distributions	—		—		—		—	—		(0.56)	(1.50)

Net asset value, end of period	$7.40		$6.87		$5.82		$6.09	$5.64		$4.62	$8.70

Total return (C)(D)	7.71	%(G)	18.04%		(4.43)%		7.98%	22.08	%(G)	(40.32)%	9.73%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$7,144		$6,836		$6,446		$6,950	$7,608		$6,423	$9,836
Ratio of expenses to average net assets (E)	1.96	%(H)	1.90%		1.82%		1.86%	1.85	%(H)	1.78%	1.75%
Ratio of net investment income (loss) to average net assets (E)(F)	1.01	%(H)	(0.22)%		(1.00)%		(0.46)%	(1.00	)%(H)	(0.61)%	0.43%
Portfolio turnover rate	11%		33%		22%		25%	5%		17%	45%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[62]

Timothy Plan Family of Funds

Financial Highlights

Conservative Growth
(Class A Shares)
For the Six Months Ended March 28, 2013 (Unaudited)	For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31,
2012	2011	2010	2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.95	$8.80	$8.83	$8.25	$6.94	$10.49	$11.10

Income (loss) from investment operations:
Net investment income (loss)	0.05	(B)	0.07	(B)	0.04	(B)	0.09	0.04	0.13	0.22
Net realized and unrealized gain (loss) on investments	0.44	1.09	0.01	0.60	1.27	(3.18)	0.75

Total from investment operations	0.49	1.16	0.05	0.69	1.31	(3.05)	0.97

Less Distributions:
From net investment income	(0.07)	(0.01)	(0.08)	(0.11)	—	(0.15)	(0.20)
From net realized gains on investments	—	—	—	—	—	(0.35)	(1.38)

Total distributions	(0.07)	(0.01)	(0.08)	(0.11)	—	(0.50)	(1.58)

Net asset value, end of period	$10.37	$9.95	$8.80	$8.83	$8.25	$6.94	$10.49

Total return (C)(D)	4.94	%(G)	13.22%	0.50%	8.47%	18.88	%(G)	(28.88)%	8.85%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$42,137	$40,042	$35,331	$35,031	$33,128	$26,206	$38,102
Ratio of expenses to average net assets (E)	1.17	%(H)	1.11%	1.05%	1.13%	1.10	%(H)	1.02%	1.02%
Ratio of net investment income (loss) to average net assets (E)(F)	1.07	%(H)	0.71%	0.48%	1.07%	0.82	%(H)	1.36%	2.09%
Portfolio turnover rate	9%	32%	23%	31%	16%	26%	41%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[63]

Timothy Plan Family of Funds

Financial Highlights

	Conservative Growth
	(Class C Shares)
	For the Six Months Ended March 28, 2013 (Unaudited)		For the Year Ended September 30,					For the Period Ended September 30, 2009 (A)		For the Year Ended December 31,
			2012		2011		2010			2008	2007
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.27		$8.24		$8.32		$7.83	$6.61		$10.02	$10.68

Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	(0.01	)(B)	(0.02	)(B)	0.02	—	*	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.40		1.04		—	*	0.57	1.22		(3.03)	0.72

Total from investment operations	0.41		1.03		(0.02)		0.59	1.22		(2.97)	0.84

Less Distributions:
From net investment income	—		—		(0.06)		(0.10)	—		(0.09)	(0.12)
From net realized gains on investments	—		—		—		—	—		(0.35)	(1.38)

Total distributions	—		—		(0.06)		(0.10)	—		(0.44)	(1.50)

Net asset value, end of period	$9.68		$9.27		$8.24		$8.32	$7.83		$6.61	$10.02

Total return (C)(D)	4.42	%(G)	12.50%		(0.25)%		7.57%	18.46	%(G)	(29.45)%	7.98%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$9,525		$9,191		$7,963		$7,365	$7,500		$6,438	$7,164
Ratio of expenses to average net assets (E)	1.92	%(H)	1.86%		1.80%		1.88%	1.85	%(H)	1.77%	1.77%
Ratio of net investment income (loss) to average net assets (E)(F)	0.32	%(H)	(0.06)%		(0.27)%		0.29%	0.05	%(H)	0.72%	1.40%
Portfolio turnover rate	9%		32%		23%		31%	16%		26%	41%

*	Amount is less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return is not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[64]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class A Shares)
	For the Period Ended March 28, 2013 (Unaudited) (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (B)	(0.08)
Net realized and unrealized gain on investments	0.68

Total from investment operations	0.60

Less Distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$10.60

Total return (C)(D)	6.00	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$6,927
Ratio of expenses to average net assets	3.27	%(F)
Ratio of net investment income (loss) to average net assets	(2.49	%)(F)
Portfolio turnover rate	3%

(A)	For the period December 3, 2012 (Commencement of Operations) to March 28, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[65]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class C Shares)
	For the Period Ended March 28, 2013 (Unaudited) (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (B)	(0.12)
Net realized and unrealized gain on investments	0.71

Total from investment operations	0.59

Less Distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$10.59

Total return (C)(D)	5.90	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$128
Ratio of expenses to average net assets	4.04	%(F)
Ratio of net investment income (loss) to average net assets	(3.26	%)(F)
Portfolio turnover rate	3%

(A)	For the period December 3, 2012 (Commencement of Operations) to March 28, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[66]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. As of March 28, 2013, the Trust consisted of fourteen series. These financial statements include the following twelve series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Emerging Markets Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Timothy Plan Notes to Financial Statements

[67]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), and Treasury Inflation Protected Securities (“TIPS”).

The Timothy Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy Plan International Fund; approximately 5%-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5%-15% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 5-10% of its net assets in the Timothy Plan Israel Common Values Fund; and approximately 5%-10% of its net assets in the Timothy Plan Emerging Markets Fund.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 5-15% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-5% of its net assets in the Timothy Plan Israel Common Values Fund; and approximately 0-5% of its net assets in the Timothy Plan Emerging Markets Fund.

The Timothy Plan Emerging Markets Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in countries that the Investment Manager believes are experiencing rapid or above average growth or industrialization through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund have made certain investments in REITs and Master Limited Partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such

Timothy Plan Notes to Financial Statements

[68]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

E.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

F.	CLASSES

There are two classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

G.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 28, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six

Timothy Plan Notes to Financial Statements

[69]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

months ended March 28, 2013, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2009 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

I.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

J.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Funds. Reclassifications for the fiscal year ended September 30, 2012 are as follows:

Fund	Paid in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss) on Investments
Aggressive Growth	$(57,002)	$56,207	$795

International	-	6,261	(6,261)

Large/Mid Cap Growth	(1,798)	291,183	(289,385)

Small Cap Value	(13,114)	-	13,114

Large/Mid Cap Value	-	(53,177)	53,177

Fixed Income	(186,818)	186,818	-

High Yield Bond	(51,714)	51,714	-

Israel Common Values	(16,073)	25,363	(9,290)

Defensive Strategies	(299,411)	1,776,781	(1,477,370)

Strategic Growth	(22,164)	(14,351)	36,515

Conservative Growth	-	(76,932)	76,932

Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data

Timothy Plan Notes to Financial Statements

[70]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, when the market is considered inactive, an equity security (such as some ADRs owned by the International Fund, Israel Common Values Fund and Emerging Markets Fund) owned by the Funds will be valued by the pricing service at an evaluated bid, with inputs such as the underlying securities price, the exchange rate for the currency and the ADR factor. When this happens, the security will generally be classified as a Level 2 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Timothy Plan Notes to Financial Statements

[71]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of March 28, 2013:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,449,698	$-	$-	$16,449,698
REITs	379,042	-	-	379,042
Money Market Fund	320,390	-	-	320,390
Total	$17,149,130	$-	$-	$17,149,130

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$33,454,928	$-	$-	$33,454,928
Money Market Fund	761,014	-	-	761,014
Total	$34,215,942	$-	$-	$34,215,942

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,944,369	$-	$-	$46,944,369
REITs	1,124,432	-	-	1,124,432
Money Market Fund	1,564,704	-	-	1,564,704
Total	$49,633,505	$-	$-	$49,633,505

Timothy Plan Notes to Financial Statements

[72]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$53,551,587	$-	$-	$53,551,587
REITs	5,406,812	-	-	5,406,812
Money Market Fund	2,520,127	-	-	2,520,127
Total	$61,478,526	$-	$-	$61,478,526

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$113,968,376	$-	$-	$113,968,376
Master Limited Partnerships	2,689,444	-	-	2,689,444
REITs	7,945,373	-	-	7,945,373
Money Market Fund	2,526,264	-	-	2,526,264
Total	$127,129,457	$-	$-	$127,129,457
Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$28,416,539	$-	$28,416,539
U.S. Government Notes & Bonds	-	25,820,449	-	25,820,449
Government Mortgage-Backed Securities	-	23,514,628	-	23,514,628
Treasury Inflation Protected Securities	-	3,587,998	-	3,587,998
Money Market Fund	5,296,728	-	-	5,296,728
Total	$5,296,728	$81,339,614	$-	$86,636,342

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$39,291,168	$-	$39,291,168
Money Market Fund	743,911	-	-	743,911
Total	$743,911	$39,291,168	$-	$40,035,079

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,293,087	$-	$-	$8,293,087
Investment Companies	303,238	-	-	303,238
Money Market Fund	344,510	-	-	344,510
Total	$8,940,835	$-	$-	$8,940,835

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,486,861	$-	$-	$23,486,861
REITs	14,005,439	-	-	14,005,439
Exchange Traded Funds	13,276,538	-	-	13,276,538
Government Mortgage-Backed Securities	-	1,502,027	-	1,502,027
Treasury Inflation Protected Securities (TIPS)	-	21,121,250	-	21,121,250
Money Market Fund	4,801,903	-	-	4,801,903
Total	$55,570,741	$22,623,277	$-	$78,194,018

Timothy Plan Notes to Financial Statements

[73]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,713,627	$-	$-	$39,713,627
Money Market Fund	237,670	-	-	237,670
Total	$39,951,297	$-	$-	$39,951,297

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$51,636,879	$-	$-	$51,636,879
Money Market Fund	45,853	-	-	45,853
Total	$51,682,732	$-	$-	$51,682,732

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,801,508	$-	$-	$5,801,508
Preferred Stock	249,814	-	-	249,814
REITs	88,194	-	-	88,194
Money Market Fund	1,508,272	-	-	1,508,272
Total	$7,647,788	$-	$-	$7,647,788

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the six months ended March 28, 2013, there were no transfers into and out of Level 1 and Level 2. The Funds’ policy is to recognize transfers at the end of the reporting period.

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the fiscal six months ended March 28, 2013:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$9,134,119	$-	$10,249,972
International	-	4,663,805	-	208,225
Large/Mid Cap Growth	-	17,122,624	-	17,287,841
Small Cap Value	-	19,743,798	-	22,621,593
Large/Mid Cap Value	-	6,394,644	-	4,006,714
Fixed Income	5,608,047	5,268,172	1,997,402	1,313,113
High Yield Bond	-	8,599,450	-	-
Israel Common Values	-	1,390,174	-	1,763,534
Defensive Strategies	4,983,240	22,004,117	2,686,408	15,749,320
Strategic Growth	-	4,023,458	-	4,926,930
Conservative Growth	-	5,547,589	-	4,658,139
Emerging Markets*	-	5,877,678	-	147,045
*	The Emerging Markets Fund commenced operations on December 3, 2012.

Timothy Plan Notes to Financial Statements

[74]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Note 4 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 22, 2013. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.10% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Timothy Plan Fixed Income Fund to 0.45%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the six months ended March 28, 2013, TPL waived and reimbursed the Fund as follows:

Fund	Six Months Ended March 28, 2013
Fixed Income	$61,906

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, and Timothy Plan Emerging Markets Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a

Timothy Plan Notes to Financial Statements

[75]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 28, 2013, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Six Months Ended March 28, 2013
Aggressive Growth	$27,468
International	45,825
Large/Mid Cap Growth	74,699
Small Cap Value	85,713
Large/Mid Cap Value	180,881
Fixed Income	136,625
High Yield Bond	53,041
Israel Common Values	10,648
Defensive Strategies	163,182
Strategic Growth	25,054
Conservative Growth	33,895
Emerging Markets*	5,170
*	The Emerging Markets Fund commenced operations on December 3, 2012.

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended March 28, 2013, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth	$2,461	$101
International	2,861	52
Large/Mid Cap Growth	5,151	312
Small Cap Value	5,660	131
Large/Mid Cap Value	12,437	1,229
Fixed Income	12,735	1,385
High Yield Bond	11,304	29
Israel Common Values	1,596	-
Defensive Strategies	21,407	4,872
Strategic Growth	5,570	49
Conservative Growth	11,702	820
Emerging Markets Fund*	529	-
*	The Emerging Markets Fund commenced operations on December 3, 2012.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 28, 2013 there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Timothy Plan Notes to Financial Statements

[76]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth	36.86%
International	43.11%
Large/Mid Cap Growth	45.58%
Small Cap Value	15.47%
Large/Mid Cap Value	22.92%
Fixed Income	34.75%
High Yield Bond	39.96%
Israel Common Values	79.22%
Defensive Strategies	49.40%
Emerging Markets	91.43%

Note 6 | Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2012 and the fiscal year ended September 30, 2011 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2012
Ordinary Income	$-	$1,113,188	$-	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	1,810,584	-
Return of Capital	-	-	-	-

	$-	$1,113,188	$1,810,584	$-

Year ended September 30, 2011
Ordinary Income	$-	$298,149	$-	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$-	$298,149	$-	$-

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values
Year ended September 30, 2012
Ordinary Income	$192,686	$1,507,322	$1,738,714	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	186,818	51,714	-

	$192,686	$1,694,140	$1,790,428	$-

Year ended September 30, 2011
Ordinary Income	$276,108	$1,813,005	$1,486,556
Short-term Capital Gains	-	-	-
Long-term Capital Gains	-	-	-
Return of Capital	-	-	-

	$276,108	$1,813,005	$1,486,556

Timothy Plan Notes to Financial Statements

[77]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

	Defensive Strategies	Strategic Growth	Conservative Growth
Year ended September 30, 2012
Ordinary Income	$199,461	$-	$49,894
Short-term Capital Gains	1,018,858	-	-
Long-term Capital Gains	3,161,636	-	-
Return of Capital	227,139	-	-

	$4,607,094	$-	$49,894

Year ended September 30, 2011
Ordinary Income	$-	$41,359	$393,428
Short-term Capital Gains	145,797	-	-
Long-term Capital Gains	-	-	-
Return of Capital	-	-	-

	$145,797	$41,359	$393,428

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $71,631 and $78,668 of allowable foreign tax credits from fiscal years ended September 30, 2012 and September 30, 2011, respectively, which have been passed through to the Fund’s underlying shareholders.

As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth	International	Large/Mid Cap Growth	Small Cap Value
Undistributed Ordinary Income	$-	$172,441	$1,244,970	$62,933
Long-Term Capital Gains	-	-	1,288,687	-
Capital Loss Carry Forward	(831,852)	(15,647,658)	-	(2,502,791)
Post October and Other Losses	(243,524)	(631,604)	-	-
Unrealized Appreciation (Depreciation)	1,379,531	2,715,750	2,944,421	5,581,720

	$304,155	$(13,391,071)	$5,478,078	$3,141,862

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values
Undistributed Ordinary Income	$322,463	$-	$-	$-
Long-Term Capital Gains	-	-	-	-
Capital Loss Carry Forward	(11,547,534)	(324,491)	(1,603,836)	-
Post October and Other Losses	-	-	-	(54,920)
Unrealized Appreciation (Depreciation)	23,106,193	5,037,686	1,233,019	62,041

	$11,881,122	$4,713,195	$(370,817)	$7,121

	Defensive Strategies	Strategic Growth	Conservative Growth
Undistributed Ordinary Income	$-	$182,207	$266,215
Long-Term Capital Gains	-	-	-
Capital Loss Carry Forward	-	(8,037,659)	(3,397,636)
Post October and Other Losses	-	-	-
Unrealized Appreciation (Depreciation)	6,185,568	(61,844)	2,669,089

	$6,185,568	$(7,917,296)	$(462,332)

Timothy Plan Notes to Financial Statements

[78]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Note 7 | Capital Loss Carryforwards

At September 30, 2012, the following capital loss carryforwards are available to offset future capital gains.

	Capital Loss Carry Forward		Year Expiring
Fund	Short-Term	Long-Term
Aggressive Growth Fund	$831,852	$-	2017
International Fund	$498,385	$-	2015
	$4,243,183	$-	2016
	$8,833,573	$-	2017
	$592,985	$-	2018
	$844,129	$-	2019
	$630,789	$4,614	Non-Expiring
Small Cap Value Fund	$2,502,791	$-	2017
Large/Mid Cap Value Fund	$106,188	$-	2016
	$11,441,346	$-	2017
Fixed Income Fund	$324,491	$-	2017
High Yield Bond Fund	$1,603,836	$-	2017
Strategic Growth Fund	$844,160	$-	2016
	$2,564,555	$-	2017
	$125,171	$-	2018
	$3,833,489	$-	2019
	$-	$670,284	Non-Expiring
Conservative Growth Fund	$3,397,636	$-	2019

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Aggressive Growth	$243,524
Israel Common Values	46,996

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act were effective for the Funds fiscal year ending September 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Capital Losses
International	$631,604
Israel Common Values	7,924

Timothy Plan Notes to Financial Statements

[79]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Note 8 | New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Note 9 | Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Timothy Plan Notes to Financial Statements

[80]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 22, 2013. The Trust’s Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2012. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by

Timothy Plan Notes to Financial Statements

[81]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of

Timothy Plan Notes to Financial Statements

[82]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Market Fund, was initially approved by the Board at a meeting held for that purpose, among others, on November 18, 2012. The Board considered the following factors in arriving at its conclusions to approve the Brandes Sub-Advisory Agreement. First, the Board considered the fees charged by Brandes in light of the services to be provided by

Timothy Plan Notes to Financial Statements

[83]

Notes to Financial Statements

March 28, 2013 (Unaudited)

Timothy Plan Family of Funds

Brandes. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees to be charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. In reaching that determination, the Board relied on reports describing the fees paid to Brandes and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Brande’s proposed services to the Fund, including the investment performance of other Brnades accounts with similar investment mandates. The Board generally approved of Brandes’ performance, noting that the Fund invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not appear to succumb to “style drift” in its management of its client’s assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’ ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’ current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the approval of the Brandes Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. In approving the Brandes Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement.

Delaware Management Company; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Management Company (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Delaware’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements

[84]

Expense Examples – (UNAUDITED)

March 28, 2013

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2012, through March 28, 2013.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,121.00	$10.40
Hypothetical - Class A **	$1,000.00	$1,014.71	$9.88
Actual - Class C *	$1,000.00	$1,118.20	$14.28
Hypothetical - Class C **	$1,000.00	$1,011.03	$13.56

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Class A and 2.75% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 12.10% for Class A and 11.82% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,100.10	$9.68
Hypothetical - Class A **	$1,000.00	$1,015.30	$9.29
Actual - Class C *	$1,000.00	$1,095.10	$13.51
Hypothetical - Class C **	$1,000.00	$1,011.62	$12.97

*	Expenses are equal to the Fund’s annualized expense ratio of 1.88% for Class A and 2.63% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.01% for Class A and 9.51% for Class C for the six-month period of October 1, 2012, to March 28 2013.
**	Assumes a 5% return before expenses.

[85]

Expense Examples – (UNAUDITED) (Continued)

March 28, 2013

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,104.20	$8.72
Hypothetical - Class A **	$1,000.00	$1,016.23	$8.36
Actual - Class C *	$1,000.00	$1,101.00	$12.57
Hypothetical - Class C **	$1,000.00	$1,012.55	$12.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.69% for Class A and 2.44% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.42% for Class A and 10.10% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,195.70	$8.72
Hypothetical - Class A **	$1,000.00	$1,016.58	$8.01
Actual - Class C *	$1,000.00	$1,192.40	$12.74
Hypothetical - Class C **	$1,000.00	$1,012.90	$11.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class A and 2.37% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 19.57% for Class A and 19.24% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,144.30	$8.36
Hypothetical - Class A **	$1,000.00	$1,016.72	$7.86
Actual - Class C *	$1,000.00	$1,140.90	$12.28
Hypothetical - Class C **	$1,000.00	$1,013.04	$11.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.59% for Class A and 2.34% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 14.43% for Class A and 14.09% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

[86]

Expense Examples – (UNAUDITED) (Continued)

March 28, 2013

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$995.10	$5.92
Hypothetical - Class A **	$1,000.00	$1,018.59	$5.99
Actual - Class C *	$1,000.00	$992.10	$9.57
Hypothetical - Class C **	$1,000.00	$1,014.91	$9.68

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% for Class A and 1.96% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.49)% for Class A and (0.79)% for Class C for the six-month period of October 1, 2012, to March 28 2013.
**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,050.60	$7.00
Hypothetical - Class A **	$1,000.00	$1,017.56	$6.89
Actual - Class C *	$1,000.00	$1,045.50	$10.67
Hypothetical - Class C **	$1,000.00	$1,013.95	$10.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Class A and 2.14% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.06% for Class A and 4.55% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$982.80	$6.66
Hypothetical - Class A **	$1,000.00	$1,017.80	$6.78
Actual - Class C *	$1,000.00	$979.10	$10.29
Hypothetical - Class C **	$1,000.00	$1,014.12	$10.47

*	Expenses are equal to the Fund’s annualized expense ratio of 1.37% for Class A and 2.12% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.72)% for Class A and (2.09)% for Class C for the period of October 1, 2012, to March 28 2013.
**	Assumes a 5% return before expenses.

[87]

Expense Examples – (UNAUDITED) (Continued)

March 28, 2013

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,080.40	$6.17
Hypothetical - Class A **	$1,000.00	$1,018.59	$5.99
Actual - Class C *	$1,000.00	$1,077.10	$9.98
Hypothetical - Class C **	$1,000.00	$1,014.91	$9.68

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% for Class A and 1.96% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.04% for Class A and 7.71% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,049.40	$5.88
Hypothetical - Class A **	$1,000.00	$1,018.78	$5.79
Actual - Class C *	$1,000.00	$1,044.20	$9.62
Hypothetical - Class C **	$1,000.00	$1,015.10	$9.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17% for Class A and 1.92% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 4.94% for Class A and 4.42% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2012	3/28/2013	10/1/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,131.60	$13.80
Hypothetical - Class A **	$1,000.00	$1,011.57	$13.02
Actual - Class C *	$1,000.00	$1,127.70	$17.69
Hypothetical - Class C **	$1,000.00	$1,007.90	$16.69

*	Expenses are equal to the Fund’s annualized expense ratio of 2.64% for Class A and 3.39% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 179 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 13.16% for Class A and 12.77% for Class C for the six-month period of October 1, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

[88]

Expense Examples – (UNAUDITED) (Continued)

March 28, 2013

EMERGING MARKETS FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	12/3/2012	3/28/2013	12/3/2012 through 3/28/2013
Actual - Class A *	$1,000.00	$1,049.40	$10.65
Hypothetical - Class A **	$1,000.00	$1,018.78	$5.79
Actual - Class C *	$1,000.00	$1,044.20	$13.12
Hypothetical - Class C **	$1,000.00	$1,015.10	$9.49

*	Expenses are equal to the Fund’s annualized expense ratio of 3.27% for Class A and 4.04% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 116 days/365 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 6.00% for Class A and 5.90% for Class C for the period of December 3, 2012, to March 28, 2013.
**	Assumes a 5% return before expenses.

[89]

Timothy Plan Family of Funds

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

[90]

BOARD OF TRUSTEES

Arthur D. Ally

Kenneth Blackwell

Joseph E. Boatwright

Rick Copeland

Deborah Honeycutt

Bill Johnson

John C. Mulder

Charles E. Nelson

Scott Preissler

Alan Ross

Mathew D. Staver

Patrice Tsague

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright St.

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

David Jones & Assoc., P.C.

422 Fleming St.

Key West, FL 33040

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

17605 Wright St.

Omaha, NE 68130

(800) 662-0201

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	6/5/13